Annual Report
December 31, 2022
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Resource Variable Account B:
Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Symetra Resource Variable Account B (the Separate Account), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations and changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the years in the two-year period ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 21, 2023

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Appendix

AB VPS Small/Mid Cap Value Portfolio Class A

ALPS/Alerian Energy Infrastructure-Class I

American Century Balanced

American Century International

American Century Mid Cap Value

American Century Value

American Funds IS Capital World Growth and Income Fund

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

BlackRock Capital Appreciation I

BlackRock Global Allocation I

BlackRock High Yield I

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Calvert Russell 2000 Small Cap Index

Columbia Income Opportunities

Columbia Small Cap Value

Columbia VP Select Mid Cap Growth Fund - Class 1 (1)

Columbia VP Overseas Core Fund - Class 1

Delaware VIP Emerging Markets

Delaware VIP Small Cap Value

DFA VA Global Bond

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short Term Fixed Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value

DWS Alternative Asset Allocation VIP A

DWS CROCI International VIP - Class A

DWS Global Income Builder VIP A

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Federated Hermes High Income Bond

Federated Hermes Managed Volatility II

Fidelity Contrafund

Fidelity Energy

Fidelity Equity-Income

Fidelity Financial Services

Fidelity Government Money Market Portfolio - Initial Class

Fidelity Government Money Market Portfolio - Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Real Estate

Fidelity Strategic Income

Fidelity Technology

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Mutual Global Discovery VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Franklin Mutual Shares VIP Fund - Class 2

Franklin Rising Dividends VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin Strategic Income VIP Fund - Class 1

Franklin U.S. Government Securities VIP Fund - Class 1

Franklin U.S. Government Securities VIP Fund - Class 2

Invesco American Franchise Fund I

Invesco Balanced-Risk Allocation I

Invesco Comstock

Invesco Discovery Mid Cap Growth Fund II

Invesco EQV International Equity I (1)

Invesco EQV International Equity II (1)

Invesco Global Real Estate

Invesco Main Street Mid Cap

Invesco Small Cap Equity I

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond

Janus Henderson Mid Cap Value Portfolio

Janus Henderson Overseas Portfolio

JP Morgan Insurance Trust Mid Cap Value I

JP Morgan Insurance Trust U.S. Equity I

LVIP Delaware SMID Cap Core

Merger VL

MFS Growth Series

MFS New Discovery Series

MFS Utilities Series

MFS International Growth Portfolio

MFS International Intrinsic Value Portfolio

PIMCO All Asset Institutional Class

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
PIMCO CommodityRealReturn Strat. Institutional Class

PIMCO Dynamic Bond - Institutional Class

PIMCO Emerging Markets Bond Institutional Class

PIMCO Global Bond Opportunities (Unhedged) - Institutional Class

PIMCO Low Duration Institutional Class

PIMCO Real Return Institutional Class

PIMCO StocksPLUS Global Portfolio Institutional Class

PIMCO Total Return Institutional Class

Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Royce Capital Micro-Cap

Royce Capital Small-Cap

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth

T. Rowe Price Equity Income Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Stock Portfolio

Templeton Developing Markets VIP Fund - Class 1

Templeton Developing Markets VIP Fund - Class 2

Templeton Foreign VIP Fund - Class 1

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

TVST Touchstone Bond Fund

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
TVST Touchstone Common Stock Fund

VanEck Global Resources Fund

Vanguard Balanced

Vanguard Capital Growth

Vanguard Equity Income

Vanguard Equity Index

Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Short Term Investment Grade

Vanguard Small Company Growth

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Virtus Duff & Phelps Real Estate Securities Series I

Virtus KAR Small-Cap Growth Series I

Virtus Newfleet Multi-Sector Intermediate Bond Series I

Voya Global High Dividend Low Volatility Portfolio - Class S

VY JPMorgan Emerging Markets Equity Portfolio Initial

(1) See Note 1 of the financial statements for the former name of the sub-account

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2022

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB VPS Small/Mid Cap Value Portfolio Class A	672	$10,443	$11,175	$—	$11,175	427
ALPS/Alerian Energy Infrastructure-Class I	53,243	484,053	528,170	—	528,170	43,203
American Century Balanced	16,119	121,917	107,999	—	107,999	4,574
American Century International	21,203	228,456	202,066	—	202,066	12,876
American Century Mid Cap Value	673	14,982	14,235	—	14,235	483
American Century Value	27,156	306,383	338,086	—	338,086	11,427
American Funds IS Growth Fund	1,107	88,112	84,475	—	84,475	2,540
American Funds IS Growth-Income Fund	863	47,187	43,341	—	43,341	1,571
American Funds IS International Fund	823	15,497	12,601	—	12,601	923
American Funds IS New World Fund	428	10,820	9,535	—	9,535	659
BlackRock Capital Appreciation I	3,454	30,844	20,794	—	20,794	690
BlackRock Global Allocation I	3,246	60,335	47,939	—	47,939	2,898
BlackRock High Yield I	7,154	51,462	46,146	248	46,394	3,026
BNY Mellon Appreciation[1]	1,396	51,847	44,571	—	44,571	1,423
BNY Mellon MidCap Stock	10,445	196,621	171,912	—	171,912	5,078
BNY Mellon Stock Index	2,753	147,220	159,592	—	159,592	3,630
BNY Mellon Sustainable U.S. Equity	1,688	64,724	70,420	—	70,420	3,506
BNY Mellon Technology Growth	434	9,245	7,638	—	7,638	545
Columbia Income Opportunities	12,450	101,112	74,705	—	74,705	5,084
Columbia VP Overseas Core Fund - Class 1	69	843	798	—	798	48
Columbia VP Select Mid Cap Growth Fund - Class 1[1]	3,514	65,237	127,389	—	127,389	4,938
Delaware VIP Emerging Markets	8,862	225,393	174,590	—	174,590	12,696
Delaware VIP Small Cap Value	1,534	55,797	56,826	—	56,826	2,283
DFA VA Global Bond	3,707	39,012	35,656	—	35,656	3,448
DFA VA International Small Portfolio	2,068	20,736	22,228	—	22,228	1,127
DFA VA International Value Portfolio	2,369	23,103	29,000	—	29,000	1,667
DFA VA Short Term Fixed Portfolio	29,208	298,483	290,038	—	290,038	29,052
DFA VA U.S. Large Value Portfolio	10,333	318,138	314,434	—	314,434	10,509
DFA VA U.S. Targeted Value	10,251	241,192	210,556	—	210,556	6,752
DWS Alternative Asset Allocation VIP A	3,488	44,594	45,307	—	45,307	3,876
DWS CROCI International VIP - Class A	150,512	1,075,972	976,823	—	976,823	53,157
DWS Global Income Builder VIP A	94,796	2,188,353	1,916,768	—	1,916,768	48,850
Eaton Vance VT Floating-Rate Income Fund Advisor Class	538	4,781	4,542	—	4,542	382
Federated Hermes High Income Bond	13,035	80,359	69,605	—	69,605	2,228
Federated Hermes Managed Volatility II	1,744	17,036	14,744	—	14,744	493
Fidelity Contrafund	31,613	1,328,296	1,197,538	—	1,197,538	31,240
Fidelity Energy	4,721	80,808	118,775	—	118,775	7,006
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2022

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Equity-Income	5,867	$127,379	$138,222	$—	$138,222	3,592
Fidelity Financial Services	31,518	390,064	441,570	—	441,570	14,473
Fidelity Government Money Market Portfolio - Initial Class	144,300	144,300	144,300	—	144,300	14,114
Fidelity Government Money Market Portfolio - Service Class II	200,838	200,838	200,838	—	200,838	20,486
Fidelity Growth	4,668	354,300	333,812	—	333,812	11,782
Fidelity Growth & Income	1,950	40,423	46,825	—	46,825	1,473
Fidelity Growth Opportunities	5,068	248,530	207,940	—	207,940	5,418
Fidelity Investment Grade Bond	711	7,813	7,676	—	7,676	685
Fidelity Mid Cap I	39	1,171	1,240	—	1,240	47
Fidelity Real Estate	276	4,659	4,559	—	4,559	278
Fidelity Strategic Income	6,408	67,492	64,210	—	64,210	5,038
Franklin Income VIP Fund - Class 1	230	3,591	3,535	—	3,535	221
Franklin Income VIP Fund - Class 2	9,002	135,455	132,587	—	132,587	6,126
Franklin Mutual Global Discovery VIP Fund - Class 1	676	11,880	11,688	—	11,688	578
Franklin Mutual Shares VIP Fund - Class 1	12,027	213,387	186,788	—	186,788	9,116
Franklin Mutual Shares VIP Fund - Class 2	7,486	131,167	113,493	—	113,493	4,708
Franklin Rising Dividends VIP Fund - Class 1	9,841	284,215	277,306	—	277,306	8,761
Franklin Small-Mid Cap Growth VIP Fund - Class 2	8,500	128,190	89,333	—	89,333	4,150
Franklin Strategic Income VIP Fund - Class 1	22,019	241,223	200,156	—	200,156	16,879
Franklin U.S. Government Securities VIP Fund - Class 1	1,663	17,273	17,357	—	17,357	1,776
Franklin U.S. Government Securities VIP Fund - Class 2	3,804	45,608	38,756	—	38,756	2,617
Invesco American Franchise Fund I	2,599	153,561	111,346	—	111,346	4,900
Invesco EQV International Equity I1	5,603	192,168	162,162	—	162,162	9,862
Invesco EQV International Equity II1	1,543	52,646	43,833	—	43,833	2,734
Invesco Global Real Estate	5,173	84,430	67,468	—	67,468	2,150
Janus Henderson Enterprise Portfolio	210	16,345	14,608	—	14,608	407
Janus Henderson Flexible Bond	20,214	237,722	200,927	—	200,927	18,080
Janus Henderson Mid Cap Value Portfolio	193	2,890	3,155	—	3,155	137
JP Morgan Insurance Trust Mid Cap Value I	26,627	291,989	277,729	—	277,729	8,123
JP Morgan Insurance Trust U.S. Equity I	1,329	37,644	41,981	—	41,981	1,399
LVIP Delaware Smid Cap Core	5,525	122,555	129,239	—	129,239	4,937
Merger VL	2,717	29,599	31,762	—	31,762	2,475
MFS International Growth Portfolio	560	8,220	7,470	—	7,470	376
MFS International Intrinsic Value Portfolio	10,487	325,782	285,667	—	285,667	12,631
MFS New Discovery Series	1,086	19,346	12,285	—	12,285	454
MFS Utilities Series	2,185	67,761	79,339	—	79,339	3,318
PIMCO All Asset Institutional Class	1,816	17,376	15,912	—	15,912	1,101
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2022

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO CommodityRealReturn Strat. Institutional Class	2,769	$19,840	$18,996	$—	$18,996	2,134
PIMCO Dynamic Bond - Institutional Class	891	8,737	7,500	—	7,500	651
PIMCO Emerging Markets Bond Institutional Class	2,243	27,999	22,545	—	22,545	1,951
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	128	1,304	1,218	—	1,218	128
PIMCO Low Duration Institutional Class	8,754	89,029	82,985	—	82,985	8,112
PIMCO Real Return Institutional Class	3,006	38,468	34,562	—	34,562	3,229
PIMCO StocksPLUS Global Portfolio Institutional Class	804	6,495	4,819	—	4,819	257
PIMCO Total Return Institutional Class	23,978	240,100	215,325	—	215,325	19,709
Pioneer Bond VCT Class I	108,147	1,190,917	998,197	—	998,197	24,732
Pioneer Equity Income VCT Class II	2,884	56,408	44,574	—	44,574	1,456
Pioneer Fund VCT Class I1	1,863,484	27,438,395	24,318,468	—	24,318,468	143,544
Pioneer High Yield VCT Class II	1,830	16,484	14,211	—	14,211	810
Pioneer Mid Cap Value VCT Class I	162,604	2,370,195	1,865,069	—	1,865,069	32,817
Pioneer Select Mid Cap Growth VCT Class I	619,951	15,731,799	11,493,891	—	11,493,891	88,477
Pioneer Strategic Income VCT Class I	7,890	78,017	67,070	—	67,070	5,509
Pioneer Strategic Income VCT Class II	5,137	51,754	43,609	—	43,609	2,741
Royce Capital Small-Cap	3,887	30,140	32,498	—	32,498	1,692
T. Rowe Price All-Cap Opportunities Portfolio	19,779	642,434	566,852	—	566,852	13,472
T. Rowe Price Blue Chip Growth	13,231	520,327	409,373	—	409,373	13,703
T. Rowe Price Equity Income Portfolio	12,773	343,492	345,002	—	345,002	13,178
T. Rowe Price Health Sciences Portfolio	11692	559,005	651,742	—	651,742	14,828
T. Rowe Price International Stock Portfolio	18414	282,817	240,120	—	240,120	14,321
Templeton Developing Markets VIP Fund - Class 2	3,320	25,282	24,761	—	24,761	1,083
Templeton Global Bond VIP Fund - Class 1	2,031	25,167	26,700	—	26,700	2,701
Templeton Growth VIP Fund - Class 2	3,926	47,393	40,192	—	40,192	2,293
TVST Touchstone Common Stock Fund	6,728	68,701	64,250	—	64,250	2,073
VanEck Global Resources Fund	9,599	242,104	272,520	—	272,520	24,829
Vanguard Balanced	20,481	482,005	444,828	—	444,828	19,769
Vanguard Capital Growth	1,876	75,061	72,825	—	72,825	1,934
Vanguard Equity Income	135,562	3,022,180	3,268,398	—	3,268,398	108,382
Vanguard Equity Index	4,063	202,563	206,146	—	206,146	6,356
Vanguard High Yield Bond	18,532	126,546	128,801	—	128,801	8,850
Vanguard International	7,459	272,073	167,968	—	167,968	7,369
Vanguard Mid-Cap Index	3,761	75,283	80,409	—	80,409	2,765
Vanguard Real Estate Index	22,854	281,060	263,509	—	263,509	14,418
Vanguard Short Term Investment Grade	45,511	443,499	451,472	—	451,472	40,747
Vanguard Small Company Growth	1,105	19,550	16,338	—	16,338	607
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2022

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Vanguard Total Bond Market Index	32,659	$371,026	$337,043	$—	$337,043	32,250
Vanguard Total Stock Market Index	4,422	201,121	187,095	—	187,095	5,982
Virtus Duff & Phelps Real Estate Securities Series I	314	6,305	5,677	—	5,677	336
Virtus KAR Small-Cap Growth Series I	1,632	42,887	38,463	—	38,463	1,013
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,629	26,271	19,537	—	19,537	661

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
AB VPS Small/Mid Cap Value Portfolio Class A	$138,860	$129	$(269)	$(140)	$2,791	$1,735	$(18,087)	$(13,561)	$(13,701)	$264	$(114,248)	$(113,984)	$(127,685)	$11,175
ALPS/Alerian Energy Infrastructure-Class I	872,226	24,281	(4,015)	20,266	77,431	—	82,883	160,314	180,580	—	(524,636)	(524,636)	(344,056)	528,170
American Century Balanced	139,711	1,419	(1,475)	(56)	538	18,567	(44,462)	(25,357)	(25,413)	1,350	(7,649)	(6,299)	(31,712)	107,999
American Century International	282,551	3,152	(2,699)	453	336	33,175	(106,129)	(72,618)	(72,165)	3,754	(12,074)	(8,320)	(80,485)	202,066
American Century Mid Cap Value	28,990	480	(124)	356	308	3,738	(5,635)	(1,589)	(1,233)	50,478	(64,000)	(13,522)	(14,755)	14,235
American Century Value	601,605	8,289	(3,001)	5,288	38,213	46,507	(83,349)	1,371	6,659	—	(270,178)	(270,178)	(263,519)	338,086
American Funds IS Growth Fund	120,836	562	(569)	(7)	145	13,519	(50,124)	(36,460)	(36,467)	3,641	(3,535)	106	(36,361)	84,475
American Funds IS Growth-Income Fund	56,279	700	(279)	421	72	4,549	(14,329)	(9,708)	(9,287)	—	(3,651)	(3,651)	(12,938)	43,341
American Funds IS International Fund	15,959	265	(79)	186	(7)	1,820	(5,357)	(3,544)	(3,358)	—	—	—	(3,358)	12,601
American Funds IS New World Fund	12,277	158	(60)	98	4	899	(3,743)	(2,840)	(2,742)	—	—	—	(2,742)	9,535
BlackRock Capital Appreciation I	33,542	—	(147)	(147)	(41)	1,162	(13,722)	(12,601)	(12,748)	—	—	—	(12,748)	20,794
BlackRock Global Allocation I	227,496	—	(795)	(795)	(45,155)	1,823	9,829	(33,503)	(34,298)	—	(145,259)	(145,259)	(179,557)	47,939
BlackRock High Yield I	123,380	4,083	(478)	3,605	(5,193)	—	(11,391)	(16,584)	(12,979)	2,600	(66,607)	(64,007)	(76,986)	46,394
BNY Mellon Appreciation[1]	59,629	319	(600)	(281)	(502)	14,383	(24,970)	(11,089)	(11,370)	1,145	(4,833)	(3,688)	(15,058)	44,571
BNY Mellon MidCap Stock	211,278	1,328	(2,288)	(960)	236	44,791	(75,754)	(30,727)	(31,687)	1,809	(9,488)	(7,679)	(39,366)	171,912
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
BNY Mellon Stock Index	$203,211	$1,892	$(2,169)	$(277)	$1,754	$14,850	$(55,904)	$(39,300)	$(39,577)	$788	$(4,830)	$(4,042)	$(43,619)	$159,592
BNY Mellon Sustainable U.S. Equity	92,682	399	(959)	(560)	100	5,467	(27,088)	(21,521)	(22,081)	—	(181)	(181)	(22,262)	70,420
BNY Mellon Technology Growth	14,696	—	(122)	(122)	3	967	(7,767)	(6,797)	(6,919)	—	(139)	(139)	(7,058)	7,638
Columbia Income Opportunities	83,514	4,125	(458)	3,667	(247)	2,757	(14,986)	(12,476)	(8,809)	—	—	—	(8,809)	74,705
Columbia VP Select Mid Cap Growth Fund - Class 1[1]	185,287	—	(827)	(827)	511	—	(57,582)	(57,071)	(57,898)	—	—	—	(57,898)	127,389
Columbia VP Overseas Core Fund - Class 1	826	6	(4)	2	—	55	(186)	(131)	(129)	3,120	(3,019)	101	(28)	798
Delaware VIP Emerging Markets	600,772	11,681	(1,742)	9,939	(42,595)	—	(92,490)	(135,085)	(125,146)	45,209	(346,245)	(301,036)	(426,182)	174,590
Delaware VIP Small Cap Value	65,054	484	(352)	132	8	4,008	(12,349)	(8,333)	(8,201)	3,641	(3,668)	(27)	(8,228)	56,826
DFA VA Global Bond	37,353	583	(217)	366	(38)	—	(2,934)	(2,972)	(2,606)	13,877	(12,968)	909	(1,697)	35,656
DFA VA International Small Portfolio	52,316	585	(238)	347	(2,722)	398	(9,684)	(12,008)	(11,661)	46,111	(64,538)	(18,427)	(30,088)	22,228
DFA VA International Value Portfolio	30,639	1,138	(172)	966	236	316	(2,730)	(2,178)	(1,212)	13,877	(14,304)	(427)	(1,639)	29,000
DFA VA Short Term Fixed Portfolio	281,223	3,816	(1,668)	2,148	(130)	—	(6,877)	(7,007)	(4,859)	122,674	(109,000)	13,674	8,815	290,038
DFA VA U.S. Large Value Portfolio	657,397	7,084	(2,288)	4,796	64,339	3,829	(91,263)	(23,095)	(18,299)	58,771	(383,435)	(324,664)	(342,963)	314,434
DFA VA U.S. Targeted Value	433,756	2,797	(1,684)	1,113	(3,741)	16,566	(27,493)	(14,668)	(13,555)	5,382	(215,027)	(209,645)	(223,200)	210,556
DWS Alternative Asset Allocation VIP A	49,232	3,492	(281)	3,211	20	48	(7,204)	(7,136)	(3,925)	—	—	—	(3,925)	45,307
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
DWS CROCI International VIP - Class A	$1,254,864	$34,860	$(13,227)	$21,633	$(27,466)	$—	$(174,518)	$(201,984)	$(180,351)	$2,697	$(100,387)	$(97,690)	$(278,041)	$976,823
DWS Global Income Builder VIP A	2,590,854	65,756	(27,297)	38,459	(46,968)	190,777	(588,332)	(444,523)	(406,064)	4,781	(272,803)	(268,022)	(674,086)	1,916,768
Eaton Vance VT Floating-Rate Income Fund Advisor Class	4,597	221	(27)	194	(2)	—	(330)	(332)	(138)	4,626	(4,543)	83	(55)	4,542
Federated Hermes High Income Bond	90,705	4,325	(957)	3,368	(1,867)	—	(12,659)	(14,526)	(11,158)	—	(9,942)	(9,942)	(21,100)	69,605
Federated Hermes Managed Volatility II	19,204	313	(205)	108	(266)	3,924	(6,573)	(2,915)	(2,807)	—	(1,653)	(1,653)	(4,460)	14,744
Fidelity Contrafund	1,946,034	6,767	(12,921)	(6,154)	67,777	65,977	(619,785)	(486,031)	(492,185)	220,620	(476,931)	(256,311)	(748,496)	1,197,538
Fidelity Energy	142,135	3,045	(788)	2,257	707	—	72,979	73,686	75,943	—	(99,303)	(99,303)	(23,360)	118,775
Fidelity Equity-Income	161,633	2,688	(1,837)	851	3,251	4,723	(18,992)	(11,018)	(10,167)	788	(14,032)	(13,244)	(23,411)	138,222
Fidelity Financial Services	940,643	10,162	(3,546)	6,616	90,984	14,975	(172,426)	(66,467)	(59,851)	—	(439,222)	(439,222)	(499,073)	441,570
Fidelity Government Money Market Portfolio - Initial Class	111,409	1,862	(716)	1,146	—	—	—	—	1,146	32,466	(721)	31,745	32,891	144,300
Fidelity Government Money Market Portfolio - Service Class II	120,698	2,681	(2,363)	318	—	—	—	—	318	139,397	(59,575)	79,822	80,140	200,838
Fidelity Growth	459,104	2,291	(4,684)	(2,393)	2,795	27,590	(144,078)	(113,693)	(116,086)	283	(9,489)	(9,206)	(125,292)	333,812
Fidelity Growth & Income	54,396	792	(626)	166	920	956	(5,261)	(3,385)	(3,219)	93	(4,445)	(4,352)	(7,571)	46,825
Fidelity Growth Opportunities	572,184	—	(4,559)	(4,559)	48,108	79,900	(327,509)	(199,501)	(204,060)	2,084	(162,268)	(160,184)	(364,244)	207,940
Fidelity Investment Grade Bond	41,648	353	(209)	144	(5,110)	1,960	(2,431)	(5,581)	(5,437)	23,748	(52,283)	(28,535)	(33,972)	7,676
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Fidelity Mid Cap I	$1,464	$6	$(7)	$(1)	$9	$83	$(314)	$(222)	$(223)	$5,201	$(5,202)	$(1)	$(224)	$1,240
Fidelity Real Estate	6,299	69	(52)	17	27	156	(1,966)	(1,783)	(1,766)	2,600	(2,574)	26	(1,740)	4,559
Fidelity Strategic Income	72,792	2,444	(396)	2,048	(5,371)	68	(5,291)	(10,594)	(8,546)	51,724	(51,760)	(36)	(8,582)	64,210
Franklin Income VIP Fund - Class 1	6,251	239	(28)	211	6	91	(625)	(528)	(317)	—	(2,399)	(2,399)	(2,716)	3,535
Franklin Income VIP Fund - Class 2	163,891	7,434	(1,867)	5,567	842	3,017	(20,165)	(16,306)	(10,739)	5,559	(26,124)	(20,565)	(31,304)	132,587
Franklin Mutual Global Discovery VIP Fund - Class 1	12,950	197	(70)	127	(34)	979	(1,679)	(734)	(607)	47,064	(47,719)	(655)	(1,262)	11,688
Franklin Mutual Shares VIP Fund - Class 1	485,600	4,092	(1,630)	2,462	(4,019)	20,776	(37,889)	(21,132)	(18,670)	201	(280,343)	(280,142)	(298,812)	186,788
Franklin Mutual Shares VIP Fund - Class 2	130,654	2,196	(1,497)	699	47	13,264	(25,349)	(12,038)	(11,339)	3,980	(9,802)	(5,822)	(17,161)	113,493
Franklin Rising Dividends VIP Fund - Class 1	555,416	2,950	(2,046)	904	28,214	33,841	(116,203)	(54,148)	(53,244)	4,161	(229,027)	(224,866)	(278,110)	277,306
Franklin Small-Mid Cap Growth VIP Fund - Class 2	182,443	—	(1,503)	(1,503)	(13,877)	31,903	(77,226)	(59,200)	(60,703)	3,758	(36,165)	(32,407)	(93,110)	89,333
Franklin Strategic Income VIP Fund - Class 1	227,177	9,023	(1,233)	7,790	(660)	—	(31,918)	(32,578)	(24,788)	2,600	(4,833)	(2,233)	(27,021)	200,156
Franklin U.S. Government Securities VIP Fund - Class 1	49,611	1,195	(259)	936	(7,849)	—	2,136	(5,713)	(4,777)	64,079	(91,556)	(27,477)	(32,254)	17,357
Franklin U.S. Government Securities VIP Fund - Class 2	54,803	1,151	(588)	563	(2,288)	—	(4,006)	(6,294)	(5,731)	318	(10,634)	(10,316)	(16,047)	38,756
Invesco American Franchise Fund I	168,783	—	(1,623)	(1,623)	2,167	34,357	(88,458)	(51,934)	(53,557)	—	(3,880)	(3,880)	(57,437)	111,346
Invesco EQV International Equity I1	199,692	2,889	(997)	1,892	(47)	18,427	(57,802)	(39,422)	(37,530)	—	—	—	(37,530)	162,162
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Invesco EQV International Equity II1	$76,463	$679	$(734)	$(55)	$(664)	$5,310	$(19,978)	$(15,332)	$(15,387)	$2,144	$(19,387)	$(17,243)	$(32,630)	$43,833
Invesco Global Real Estate	191,009	2,257	(1,148)	1,109	(1,116)	—	(33,325)	(34,441)	(33,332)	1,854	(92,063)	(90,209)	(123,541)	67,468
Janus Henderson Enterprise Portfolio	17,480	30	(90)	(60)	10	2,446	(5,268)	(2,812)	(2,872)	—	—	—	(2,872)	14,608
Janus Henderson Flexible Bond	236,529	5,259	(1,266)	3,993	(252)	3,969	(40,985)	(37,268)	(33,275)	—	(2,327)	(2,327)	(35,602)	200,927
Janus Henderson Mid Cap Value Portfolio	108,334	42	(189)	(147)	16,656	240	(18,941)	(2,045)	(2,192)	222	(103,209)	(102,987)	(105,179)	3,155
JP Morgan Insurance Trust Mid Cap Value I	328,035	2,838	(2,663)	175	2,708	42,663	(75,220)	(29,849)	(29,674)	49,076	(69,708)	(20,632)	(50,306)	277,729
JP Morgan Insurance Trust U.S. Equity I	55,123	246	(582)	(336)	1,497	6,812	(18,710)	(10,401)	(10,737)	—	(2,405)	(2,405)	(13,142)	41,981
LVIP Delaware Smid Cap Core	150,709	607	(798)	(191)	92	3,796	(25,167)	(21,279)	(21,470)	—	—	—	(21,470)	129,239
Merger VL	31,660	490	(165)	325	18	—	(241)	(223)	102	—	—	—	102	31,762
MFS Growth Series[1]	216,795	—	(313)	(313)	24,890	—	(60,395)	(35,505)	(35,818)	408	(181,385)	(180,977)	(216,795)	—
MFS International Growth Portfolio	8,835	46	(45)	1	(2)	432	(1,796)	(1,366)	(1,365)	—	—	—	(1,365)	7,470
MFS International Intrinsic Value Portfolio	678,705	2,448	(2,308)	140	(70,113)	13,612	(88,088)	(144,589)	(144,449)	174,931	(423,520)	(248,589)	(393,038)	285,667
MFS New Discovery Series	17,598	—	(80)	(80)	(9)	4,054	(9,278)	(5,233)	(5,313)	—	—	—	(5,313)	12,285
MFS Utilities Series	99,936	2,306	(550)	1,756	4,940	3,655	(10,810)	(2,215)	(459)	80,720	(100,858)	(20,138)	(20,597)	79,339
PIMCO All Asset Institutional Class	384,216	15,005	(1,266)	13,739	(50,260)	27,380	(34,141)	(57,021)	(43,282)	15,727	(340,749)	(325,022)	(368,304)	15,912
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
PIMCO CommodityRealReturn Strat. Institutional Class	$17,566	$4,329	$(123)	$4,206	$8	$—	$(2,784)	$(2,776)	$1,430	$—	$—	$—	$1,430	$18,996
PIMCO Dynamic Bond - Institutional Class	136,082	989	(287)	702	(9,103)	2,332	713	(6,058)	(5,356)	239	(123,465)	(123,226)	(128,582)	7,500
PIMCO Emerging Markets Bond Institutional Class	153,846	3,997	(507)	3,490	(25,989)	—	(6,116)	(32,105)	(28,615)	26,598	(129,284)	(102,686)	(131,301)	22,545
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	235,870	1,005	(436)	569	(38,156)	468	21,453	(16,235)	(15,666)	424	(219,410)	(218,986)	(234,652)	1,218
PIMCO Low Duration Institutional Class	88,436	1,548	(506)	1,042	(20)	—	(6,473)	(6,493)	(5,451)	—	—	—	(5,451)	82,985
PIMCO Real Return Institutional Class	45,671	2,824	(235)	2,589	515	—	(8,424)	(7,909)	(5,320)	26,114	(31,903)	(5,789)	(11,109)	34,562
PIMCO StocksPLUS Global Portfolio Institutional Class	5,951	68	(30)	38	(9)	1,156	(2,317)	(1,170)	(1,132)	—	—	—	(1,132)	4,819
PIMCO Total Return Institutional Class	739,783	12,478	(2,892)	9,586	(104,766)	—	1,222	(103,544)	(93,958)	123,532	(554,032)	(430,500)	(524,458)	215,325
Pioneer Bond VCT Class I	1,390,932	27,659	(14,299)	13,360	(19,536)	24,487	(215,097)	(210,146)	(196,786)	1,424	(197,373)	(195,949)	(392,735)	998,197
Pioneer Equity Income VCT Class II	50,837	706	(570)	136	(1,411)	5,244	(8,577)	(4,744)	(4,608)	—	(1,655)	(1,655)	(6,263)	44,574
Pioneer Fund VCT Class I1	33,751,356	180,021	(349,813)	(169,792)	(801,342)	4,512,213	(10,287,584)	(6,576,713)	(6,746,505)	44,509	(2,730,892)	(2,686,383)	(9,432,888)	24,318,468
Pioneer High Yield VCT Class II	24,992	894	(233)	661	(1,687)	—	(2,047)	(3,734)	(3,073)	—	(7,708)	(7,708)	(10,781)	14,211
Pioneer Mid Cap Value VCT Class I	2,107,263	40,622	(24,220)	16,402	(84,430)	785,548	(861,096)	(159,978)	(143,576)	601	(99,219)	(98,618)	(242,194)	1,865,069
Pioneer Select Mid Cap Growth VCT Class I	18,626,372	—	(169,857)	(169,857)	(437,345)	2,668,379	(7,906,343)	(5,675,309)	(5,845,166)	44,565	(1,331,880)	(1,287,315)	(7,132,481)	11,493,891
Pioneer Strategic Income VCT Class I	77,281	2,208	(420)	1,788	(45)	2,621	(14,575)	(11,999)	(10,211)	—	—	—	(10,211)	67,070
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Pioneer Strategic Income VCT Class II	$71,430	$1,654	$(721)	$933	$(3,631)	$2,334	$(9,044)	$(10,341)	$(9,408)	$574	$(18,987)	$(18,413)	$(27,821)	$43,609
Royce Capital Micro-Cap[1]	5,924	—	(23)	(23)	(48)	—	(1,607)	(1,655)	(1,678)	540	(4,786)	(4,246)	(5,924)	—
Royce Capital Small-Cap	36,784	129	(197)	(68)	63	581	(4,182)	(3,538)	(3,606)	65,916	(66,596)	(680)	(4,286)	32,498
T. Rowe Price All-Cap Opportunities Portfolio	751,860	—	(3,729)	(3,729)	4,635	31,513	(197,846)	(161,698)	(165,427)	756	(20,337)	(19,581)	(185,008)	566,852
T. Rowe Price Blue Chip Growth	1,074,154	—	(3,832)	(3,832)	146,656	21,690	(522,176)	(353,830)	(357,662)	18,398	(325,517)	(307,119)	(664,781)	409,373
T. Rowe Price Equity Income Portfolio	553,188	7,869	(2,646)	5,223	8,983	17,834	(46,258)	(19,441)	(14,218)	139,091	(333,059)	(193,968)	(208,186)	345,002
T. Rowe Price Health Sciences Portfolio	893,481	—	(4,089)	(4,089)	53,887	10,372	(173,805)	(109,546)	(113,635)	43,944	(172,048)	(128,104)	(241,739)	651,742
T. Rowe Price International Stock Portfolio	287,847	1,939	(1,476)	463	(304)	5,857	(52,963)	(47,410)	(46,947)	—	(780)	(780)	(47,727)	240,120
Templeton Developing Markets VIP Fund - Class 1[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund - Class 2	29,680	702	(321)	381	211	2,028	(9,470)	(7,231)	(6,850)	2,807	(876)	1,931	(4,919)	24,761
Templeton Foreign VIP Fund - Class 1[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund - Class 1	120,320	—	(466)	(466)	(34,193)	—	26,718	(7,475)	(7,941)	53,107	(138,786)	(85,679)	(93,620)	26,700
Templeton Growth VIP Fund - Class 2	46,949	67	(525)	(458)	(476)	—	(4,989)	(5,465)	(5,923)	1,598	(2,432)	(834)	(6,757)	40,192
TVST Touchstone Bond Fund[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
TVST Touchstone Common Stock Fund	78,496	284	(402)	(118)	(6,765)	9,210	(14,837)	(12,392)	(12,510)	185,259	(186,995)	(1,736)	(14,246)	64,250
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
VanEck Global Resources Fund	$529,760	$4,570	$(2,197)	$2,373	$52,827	$—	$19,961	$72,788	$75,161	$95	$(332,496)	$(332,401)	$(257,240)	$272,520
Vanguard Balanced	1,576,232	21,733	(5,837)	15,896	24,719	108,863	(374,025)	(240,443)	(224,547)	94,161	(1,001,018)	(906,857)	(1,131,404)	444,828
Vanguard Capital Growth	121,929	933	(552)	381	1,857	10,077	(32,121)	(20,187)	(19,806)	—	(29,298)	(29,298)	(49,104)	72,825
Vanguard Equity Income	3,518,159	86,154	(19,544)	66,610	46,819	366,278	(526,329)	(113,232)	(46,622)	181,973	(385,112)	(203,139)	(249,761)	3,268,398
Vanguard Equity Index	171,770	1,983	(935)	1,048	9,933	6,631	(49,945)	(33,381)	(32,333)	326,979	(260,270)	66,709	34,376	206,146
Vanguard High Yield Bond	557,388	21,521	(2,226)	19,295	(50,167)	—	(26,281)	(76,448)	(57,153)	130,000	(501,434)	(371,434)	(428,587)	128,801
Vanguard International	426,814	3,885	(1,607)	2,278	(55,539)	57,596	(133,436)	(131,379)	(129,101)	4,000	(133,745)	(129,745)	(258,846)	167,968
Vanguard Mid-Cap Index	196,898	1,901	(946)	955	(5,573)	18,030	(48,235)	(35,778)	(34,823)	319,818	(401,484)	(81,666)	(116,489)	80,409
Vanguard Real Estate Index	784,549	10,490	(2,813)	7,677	41,046	23,694	(230,911)	(166,171)	(158,494)	211	(362,757)	(362,546)	(521,040)	263,509
Vanguard Short Term Investment Grade	744,383	20,228	(5,145)	15,083	(95,784)	9,655	10,860	(75,269)	(60,186)	1,400,148	(1,632,873)	(232,725)	(292,911)	451,472
Vanguard Small Company Growth	18,322	43	(98)	(55)	(152)	4,604	(9,392)	(4,940)	(4,995)	34,710	(31,699)	3,011	(1,984)	16,338
Vanguard Total Bond Market Index	406,296	10,189	(2,837)	7,352	(63,626)	3,615	(21,425)	(81,436)	(74,084)	413,446	(408,615)	4,831	(69,253)	337,043
Vanguard Total Stock Market Index	683,134	6,592	(2,850)	3,742	(4,892)	35,309	(158,878)	(128,461)	(124,719)	263,660	(634,980)	(371,320)	(496,039)	187,095
Virtus Duff & Phelps Real Estate Securities Series I	7,705	85	(38)	47	2	148	(2,225)	(2,075)	(2,028)	—	—	—	(2,028)	5,677
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Virtus KAR Small-Cap Growth Series I	$55,392	$—	$(255)	$(255)	$(10,994)	$4,332	$(9,375)	$(16,037)	$(16,292)	$67,116	$(67,753)	$(637)	$(16,929)	$38,463
VY JPMorgan Emerging Markets Equity Portfolio Initial	28,435	—	(275)	(275)	(807)	6,167	(12,701)	(7,341)	(7,616)	—	(1,282)	(1,282)	(8,898)	19,537
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
AB VPS Small/Mid Cap Value Portfolio Class A	$106,557	$1,001	$(779)	$222	$206	$—	$36,547	$36,753	$36,975	$1,651	$(6,323)	$(4,672)	$32,303	$138,860
ALPS/Alerian Energy Infrastructure-Class I	378,098	18,965	(3,476)	15,489	(3,857)	—	138,594	134,737	150,226	485,749	(141,847)	343,902	494,128	872,226
American Century Balanced	238,753	1,429	(2,532)	(1,103)	28,482	11,534	(10,028)	29,988	28,885	2,223	(130,150)	(127,927)	(99,042)	139,711
American Century International	370,141	564	(4,286)	(3,722)	45,262	9,981	(25,998)	29,245	25,523	2,654	(115,767)	(113,113)	(87,590)	282,551
American Century Mid Cap Value	23,671	316	(162)	154	13	—	5,152	5,165	5,319	—	—	—	5,319	28,990
American Century Value	525,647	10,122	(4,047)	6,075	8,688	—	108,037	116,725	122,800	12	(46,854)	(46,842)	75,958	601,605
American Funds IS Growth Fund	99,459	525	(666)	(141)	316	13,869	7,393	21,578	21,437	3,706	(3,766)	(60)	21,377	120,836
American Funds IS Growth-Income Fund	48,948	715	(318)	397	455	511	9,791	10,757	11,154	—	(3,823)	(3,823)	7,331	56,279
American Funds IS International Fund	62,892	472	(345)	127	10,773	—	(9,721)	1,052	1,179	—	(48,112)	(48,112)	(46,933)	15,959
American Funds IS New World Fund	17,481	136	(89)	47	1,953	397	(1,464)	886	933	—	(6,137)	(6,137)	(5,204)	12,277
BlackRock Capital Appreciation I	27,852	—	(186)	(186)	33	6,224	(381)	5,876	5,690	—	—	—	5,690	33,542
BlackRock Global Allocation I	214,546	2,073	(1,348)	725	277	31,379	(19,431)	12,225	12,950	—	—	—	12,950	227,496
BlackRock High Yield I	117,768	5,448	(725)	4,723	20	349	440	809	5,532	2,647	(2,567)	80	5,612	123,380
BNY Mellon Appreciation[1]	48,645	239	(682)	(443)	570	5,049	7,237	12,856	12,413	1,132	(2,561)	(1,429)	10,984	59,629
BNY Mellon MidCap Stock	239,120	1,689	(3,033)	(1,344)	14,371	1,709	38,171	54,251	52,907	2,357	(83,106)	(80,749)	(27,842)	211,278
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
BNY Mellon Stock Index	$228,018	$1,843	$(2,833)	$(990)	$33,658	$11,159	$10,454	$55,271	$54,281	$1,647	$(80,735)	$(79,088)	$(24,807)	$203,211
BNY Mellon Sustainable U.S. Equity	74,091	622	(1,045)	(423)	310	1,829	17,116	19,255	18,832	—	(241)	(241)	18,591	92,682
BNY Mellon Technology Growth	149,871	—	(289)	(289)	82,500	1,811	(73,671)	10,640	10,351	—	(145,526)	(145,526)	(135,175)	14,696
Columbia Income Opportunities	80,400	7,449	(491)	6,958	(155)	—	(3,689)	(3,844)	3,114	—	—	—	3,114	83,514
Columbia VP Mid Cap Growth Fund - Class 1[1]	159,905	—	(1,061)	(1,061)	743	—	25,700	26,443	25,382	—	—	—	25,382	185,287
Columbia VP Overseas Core Fund - Class 1	764	10	(4)	6	5	16	42	63	69	3,177	(3,184)	(7)	62	826
Delaware VIP Emerging Markets	194,888	606	(2,030)	(1,424)	1,969	868	(428)	2,409	985	440,778	(35,879)	404,899	405,884	600,772
Delaware VIP Small Cap Value	48,917	491	(358)	133	13	—	16,238	16,251	16,384	3,706	(3,953)	(247)	16,137	65,054
DFA VA Global Bond	143,291	279	(626)	(347)	(578)	4	423	(151)	(498)	13,523	(118,963)	(105,440)	(105,938)	37,353
DFA VA International Small Portfolio	277,607	1,325	(1,209)	116	51,441	3,574	(15,013)	40,002	40,118	24,434	(289,843)	(265,409)	(225,291)	52,316
DFA VA International Value Portfolio	260,780	1,204	(1,099)	105	31,168	—	14,398	45,566	45,671	13,523	(289,335)	(275,812)	(230,141)	30,639
DFA VA Short Term Fixed Portfolio	821,734	18	(2,875)	(2,857)	(3,086)	—	2,533	(553)	(3,410)	106,642	(643,743)	(537,101)	(540,511)	281,223
DFA VA U.S. Large Value Portfolio	661,562	10,791	(5,534)	5,257	180,810	—	17,778	198,588	203,845	509,353	(717,363)	(208,010)	(4,165)	657,397
DFA VA U.S. Targeted Value	381,974	5,790	(3,639)	2,151	181,464	29,079	(59,252)	151,291	153,442	441,897	(543,557)	(101,660)	51,782	433,756
DWS Alternative Asset Allocation VIP A	43,929	958	(283)	675	35	—	4,593	4,628	5,303	—	—	—	5,303	49,232
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
DWS CROCI International VIP - Class A	$1,259,907	$30,707	$(15,993)	$14,714	$(7,449)	$—	$89,098	$81,649	$96,363	$3,859	$(105,265)	$(101,406)	$(5,043)	$1,254,864
DWS Global Income Builder VIP A	2,565,359	61,518	(32,729)	28,789	21,378	37,206	151,720	210,304	239,093	9,433	(223,031)	(213,598)	25,495	2,590,854
Eaton Vance VT Floating-Rate Income Fund Advisor Class	3,590	136	(26)	110	—	—	20	20	130	4,508	(3,631)	877	1,007	4,597
Federated Hermes High Income Bond	89,261	4,498	(1,139)	3,359	(681)	—	492	(189)	3,170	4,802	(6,528)	(1,726)	1,444	90,705
Federated Hermes Managed Volatility II	16,855	320	(228)	92	235	—	2,527	2,762	2,854	661	(1,166)	(505)	2,349	19,204
Fidelity Contrafund	1,721,391	1,168	(17,749)	(16,581)	333,155	227,604	(42,118)	518,641	502,060	641,278	(918,695)	(277,417)	224,643	1,946,034
Fidelity Energy	92,043	3,210	(753)	2,457	(393)	—	48,028	47,635	50,092	—	—	—	50,092	142,135
Fidelity Equity-Income	135,126	2,927	(1,908)	1,019	1,556	16,956	11,715	30,227	31,246	828	(5,567)	(4,739)	26,507	161,633
Fidelity Financial Services	879,314	16,008	(5,740)	10,268	49,609	21,332	195,288	266,229	276,497	—	(215,168)	(215,168)	61,329	940,643
Fidelity Government Money Market Portfolio - Initial Class	130,425	13	(753)	(740)	—	—	—	—	(740)	720	(18,996)	(18,276)	(19,016)	111,409
Fidelity Government Money Market Portfolio - Service Class II	137,581	14	(1,718)	(1,704)	—	—	—	—	(1,704)	43,829	(59,008)	(15,179)	(16,883)	120,698
Fidelity Growth	533,548	—	(6,619)	(6,619)	89,208	105,067	(81,362)	112,913	106,294	719	(181,457)	(180,738)	(74,444)	459,104
Fidelity Growth & Income	80,076	1,412	(994)	418	14,994	3,254	(414)	17,834	18,252	122	(44,054)	(43,932)	(25,680)	54,396
Fidelity Growth Opportunities	602,436	—	(7,533)	(7,533)	69,081	56,235	(58,864)	66,452	58,919	955	(90,126)	(89,171)	(30,252)	572,184
Fidelity Investment Grade Bond	42,017	851	(249)	602	23	1,131	(2,259)	(1,105)	(503)	2,647	(2,513)	134	(369)	41,648
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Fidelity Mid Cap I	$1,320	$8	$(8)	$—	$45	$219	$31	$295	$295	$5,295	$(5,446)	$(151)	$144	$1,464
Fidelity Real Estate	4,564	63	(33)	30	32	33	1,670	1,735	1,765	2,647	(2,677)	(30)	1,735	6,299
Fidelity Strategic Income	84,476	2,067	(491)	1,576	643	1,238	(938)	943	2,519	19,244	(33,447)	(14,203)	(11,684)	72,792
Franklin Income VIP Fund - Class 1	7,554	329	(41)	288	60	—	703	763	1,051	—	(2,354)	(2,354)	(1,303)	6,251
Franklin Income VIP Fund - Class 2	146,896	7,370	(1,972)	5,398	1,080	—	15,744	16,824	22,222	1,264	(6,491)	(5,227)	16,995	163,891
Franklin Mutual Global Discovery VIP Fund - Class 1	16,036	349	(86)	263	(51)	—	2,529	2,478	2,741	49,516	(55,343)	(5,827)	(3,086)	12,950
Franklin Mutual Shares VIP Fund - Class 1	334,188	15,806	(2,816)	12,990	(3,475)	—	59,157	55,682	68,672	140,651	(57,911)	82,740	151,412	485,600
Franklin Mutual Shares VIP Fund - Class 2	113,965	3,682	(1,586)	2,096	618	—	17,211	17,829	19,925	1,241	(4,477)	(3,236)	16,689	130,654
Franklin Rising Dividends VIP Fund - Class 1	339,791	5,082	(2,788)	2,294	476	15,386	90,702	106,564	108,858	111,026	(4,259)	106,767	215,625	555,416
Franklin Small-Mid Cap Growth VIP Fund - Class 2	335,453	—	(3,073)	(3,073)	49,950	33,254	(54,577)	28,627	25,554	1,068	(179,632)	(178,564)	(153,010)	182,443
Franklin Strategic Income VIP Fund - Class 1	241,530	8,285	(1,405)	6,880	(2,364)	—	(519)	(2,883)	3,997	2,647	(20,997)	(18,350)	(14,353)	227,177
Franklin U.S. Government Securities VIP Fund - Class 1	47,943	1,296	(295)	1,001	(35)	—	(2,066)	(2,101)	(1,100)	46,339	(43,571)	2,768	1,668	49,611
Franklin U.S. Government Securities VIP Fund - Class 2	77,997	1,893	(853)	1,040	(1,786)	—	(1,384)	(3,170)	(2,130)	1,594	(22,658)	(21,064)	(23,194)	54,803
Invesco American Franchise Fund I	224,809	—	(2,142)	(2,142)	44,193	19,554	(43,362)	20,385	18,243	—	(74,269)	(74,269)	(56,026)	168,783
Invesco Global Real Estate	248,936	4,950	(2,088)	2,862	5,180	—	45,420	50,600	53,462	2,926	(114,315)	(111,389)	(57,927)	191,009
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Invesco International Growth I1	$189,720	$2,544	$(1,188)	$1,356	$237	$13,436	$(5,057)	$8,616	$9,972	$—	$—	$—	$9,972	$199,692
Invesco International Growth II1	79,123	846	(980)	(134)	1,507	5,453	(3,501)	3,459	3,325	2,062	(8,047)	(5,985)	(2,660)	76,463
Janus Henderson Enterprise Portfolio	30,391	105	(177)	(72)	4,539	2,761	(2,716)	4,584	4,512	—	(17,423)	(17,423)	(12,911)	17,480
Janus Henderson Flexible Bond	369,471	6,266	(2,062)	4,204	3,940	9,483	(22,637)	(9,214)	(5,010)	—	(127,932)	(127,932)	(132,942)	236,529
Janus Henderson Mid Cap Value Portfolio	94,637	463	(620)	(157)	188	—	17,640	17,828	17,671	1,420	(5,394)	(3,974)	13,697	108,334
JP Morgan Insurance Trust Mid Cap Value I	366,286	3,852	(3,445)	407	20,501	21,216	56,868	98,585	98,992	680	(137,923)	(137,243)	(38,251)	328,035
JP Morgan Insurance Trust U.S. Equity I	45,084	372	(632)	(260)	1,749	2,218	8,620	12,587	12,327	—	(2,288)	(2,288)	10,039	55,123
LVIP Delaware Smid Cap Core	170,239	1,821	(1,130)	691	4,387	13,777	21,293	39,457	40,148	—	(59,678)	(59,678)	(19,530)	150,709
Merger VL	31,510	—	(192)	(192)	27	1,466	(1,151)	342	150	—	—	—	150	31,660
MFS Growth Series[1]	183,775	—	(1,200)	(1,200)	4,359	27,473	10,205	42,037	40,837	2,715	(10,532)	(7,817)	33,020	216,795
MFS International Growth Portfolio	8,135	43	(51)	(8)	6	354	348	708	700	—	—	—	700	8,835
MFS International Intrinsic Value Portfolio	111,011	846	(2,120)	(1,274)	2,864	6,632	24,926	34,422	33,148	598,197	(63,651)	534,546	567,694	678,705
MFS New Discovery Series	17,394	—	(111)	(111)	41	2,870	(2,596)	315	204	—	—	—	204	17,598
MFS Utilities Series	87,012	1,621	(552)	1,069	623	3,158	6,975	10,756	11,825	83,039	(81,940)	1,099	12,924	99,936
PIMCO All Asset Institutional Class	337,900	41,637	(2,245)	39,392	1,069	—	12,677	13,746	53,138	31,007	(37,829)	(6,822)	46,316	384,216
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
PIMCO CommodityRealReturn Strat. Institutional Class	$13,241	$718	$(97)	$621	$(3)	$—	$3,707	$3,704	$4,325	$—	$—	$—	$4,325	$17,566
PIMCO Dynamic Bond - Institutional Class	178,985	3,540	(953)	2,587	273	3,151	(4,370)	(946)	1,641	1,605	(46,149)	(44,544)	(42,903)	136,082
PIMCO Emerging Markets Bond Institutional Class	189,187	8,073	(1,047)	7,026	1,973	—	(13,972)	(11,999)	(4,973)	35,001	(65,369)	(30,368)	(35,341)	153,846
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	255,817	12,578	(1,473)	11,105	(423)	3,767	(25,955)	(22,611)	(11,506)	2,946	(11,387)	(8,441)	(19,947)	235,870
PIMCO Low Duration Institutional Class	128,396	717	(656)	61	626	—	(2,070)	(1,444)	(1,383)	—	(38,577)	(38,577)	(39,960)	88,436
PIMCO Real Return Institutional Class	43,451	2,259	(265)	1,994	26	—	200	226	2,220	—	—	—	2,220	45,671
PIMCO StocksPLUS Global Portfolio Institutional Class	5,009	13	(33)	(20)	1	534	427	962	942	—	—	—	942	5,951
PIMCO Total Return Institutional Class	783,516	14,961	(4,555)	10,406	920	33,072	(57,413)	(23,421)	(13,015)	84,565	(115,283)	(30,718)	(43,733)	739,783
Pioneer Bond VCT Class I	1,463,519	31,385	(17,795)	13,590	2,184	36,179	(64,576)	(26,213)	(12,623)	20,485	(80,449)	(59,964)	(72,587)	1,390,932
Pioneer Equity Income VCT Class II	42,957	577	(588)	(11)	(1,862)	—	11,820	9,958	9,947	135	(2,202)	(2,067)	7,880	50,837
Pioneer Fund VCT Class I1	28,606,638	100,559	(397,399)	(296,840)	(254,816)	2,482,364	5,418,165	7,645,713	7,348,873	58,498	(2,262,653)	(2,204,155)	5,144,718	33,751,356
Pioneer High Yield VCT Class II	22,752	1,168	(300)	868	(73)	—	165	92	960	1,635	(355)	1,280	2,240	24,992
Pioneer Mid Cap Value VCT Class I	1,797,639	19,896	(25,783)	(5,887)	38	—	501,388	501,426	495,539	14,863	(200,778)	(185,915)	309,624	2,107,263
Pioneer Select Mid Cap Growth VCT Class I	19,609,952	—	(248,005)	(248,005)	621,940	2,742,085	(1,814,389)	1,549,636	1,301,631	13,612	(2,298,823)	(2,285,211)	(983,580)	18,626,372
Pioneer Strategic Income VCT Class I	76,234	2,517	(460)	2,057	17	723	(1,750)	(1,010)	1,047	—	—	—	1,047	77,281
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Pioneer Strategic Income VCT Class II	$73,810	$2,169	$(893)	$1,276	$17	$681	$(1,649)	$(951)	$325	$3,461	$(6,166)	$(2,705)	$(2,380)	$71,430
Royce Capital Micro-Cap[1]	4,002	—	(31)	(31)	8	257	967	1,232	1,201	721	—	721	1,922	5,924
Royce Capital Small-Cap	31,315	501	(211)	290	378	—	7,828	8,206	8,496	69,509	(72,536)	(3,027)	5,469	36,784
T. Rowe Price All-Cap Opportunities Portfolio	1,233,246	—	(6,395)	(6,395)	316,440	140,058	(233,743)	222,755	216,360	1,008	(698,754)	(697,746)	(481,386)	751,860
T. Rowe Price Blue Chip Growth	927,816	—	(6,113)	(6,113)	9,759	114,403	38,132	162,294	156,181	2,798	(12,641)	(9,843)	146,338	1,074,154
T. Rowe Price Equity Income Portfolio	453,780	8,147	(3,108)	5,039	1,637	38,448	66,154	106,239	111,278	143,704	(155,574)	(11,870)	99,408	553,188
T. Rowe Price Health Sciences Portfolio	875,281	—	(5,456)	(5,456)	50,857	55,026	9,895	115,778	110,322	46,339	(138,461)	(92,122)	18,200	893,481
T. Rowe Price International Stock Portfolio	317,225	1,747	(1,937)	(190)	3,890	19,304	(20,118)	3,076	2,886	—	(32,264)	(32,264)	(29,378)	287,847
Templeton Developing Markets VIP Fund - Class 1[1]	78,707	452	(207)	245	14,954	838	(13,792)	2,000	2,245	19,952	(100,904)	(80,952)	(78,707)	—
Templeton Developing Markets VIP Fund - Class 2	33,955	296	(426)	(130)	1,125	678	(3,893)	(2,090)	(2,220)	—	(2,055)	(2,055)	(4,275)	29,680
Templeton Foreign VIP Fund - Class 1[1]	48,469	399	(95)	304	(883)	—	2,625	1,742	2,046	19,952	(70,467)	(50,515)	(48,469)	—
Templeton Global Bond VIP Fund - Class 1	121,478	—	(732)	(732)	(160)	—	(5,590)	(5,750)	(6,482)	21,834	(16,510)	5,324	(1,158)	120,320
Templeton Growth VIP Fund - Class 2	46,733	539	(609)	(70)	(98)	—	1,834	1,736	1,666	1,116	(2,566)	(1,450)	216	46,949
TVST Touchstone Bond Fund[1]	42,811	—	(130)	(130)	3,176	—	(3,454)	(278)	(408)	—	(42,403)	(42,403)	(42,811)	—
TVST Touchstone Common Stock Fund	67,449	407	(438)	(31)	(4,202)	2,455	18,827	17,080	17,049	65,235	(71,237)	(6,002)	11,047	78,496
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
VanEck Global Resources Fund	$295,809	$2,244	$(2,793)	$(549)	$(2,574)	$—	$61,271	$58,697	$58,148	$194,762	$(18,959)	$175,803	$233,951	$529,760
Vanguard Balanced	1,946,053	37,571	(10,304)	27,267	79,032	104,265	85,213	268,510	295,777	26,853	(692,451)	(665,598)	(369,821)	1,576,232
Vanguard Capital Growth	126,158	1,332	(819)	513	7,879	9,309	7,356	24,544	25,057	—	(29,286)	(29,286)	(4,229)	121,929
Vanguard Equity Income	2,841,861	60,924	(19,353)	41,571	35,993	56,256	559,119	651,368	692,939	172,173	(188,814)	(16,641)	676,298	3,518,159
Vanguard Equity Index	236,602	2,415	(1,120)	1,295	26,714	7,215	11,897	45,826	47,121	173,474	(285,427)	(111,953)	(64,832)	171,770
Vanguard High Yield Bond	541,128	22,890	(3,291)	19,599	123	—	(3,178)	(3,055)	16,544	4,259	(4,543)	(284)	16,260	557,388
Vanguard International	436,433	1,227	(2,702)	(1,475)	1,001	30,857	(39,664)	(7,806)	(9,281)	—	(338)	(338)	(9,619)	426,814
Vanguard Mid-Cap Index	168,488	1,988	(1,106)	882	1,879	11,863	23,775	37,517	38,399	231,460	(241,449)	(9,989)	28,410	196,898
Vanguard Real Estate Index	651,293	15,245	(4,353)	10,892	12,844	20,173	199,615	232,632	243,524	5,684	(115,952)	(110,268)	133,256	784,549
Vanguard Short Term Investment Grade	1,804,135	16,899	(5,555)	11,344	51,817	4,151	(80,287)	(24,319)	(12,975)	220,024	(1,266,801)	(1,046,777)	(1,059,752)	744,383
Vanguard Small Company Growth	18,186	65	(110)	(45)	572	831	1,012	2,415	2,370	35,547	(37,781)	(2,234)	136	18,322
Vanguard Total Bond Market Index	872,932	17,717	(4,127)	13,590	15,662	7,105	(54,252)	(31,485)	(17,895)	104,422	(553,163)	(448,741)	(466,636)	406,296
Vanguard Total Stock Market Index	634,620	8,478	(3,999)	4,479	30,517	36,381	77,350	144,248	148,727	171,152	(271,365)	(100,213)	48,514	683,134
Virtus Duff & Phelps Real Estate Securities Series I	5,288	68	(62)	6	15	122	2,274	2,411	2,417	—	—	—	2,417	7,705
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2021

Sub-Account	Net Assets as of January 1, 2021	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2021
Virtus KAR Small-Cap Growth Series I	$76,392	$—	$(422)	$(422)	$6,936	$8,263	$(10,750)	$4,449	$4,027	$30,699	$(55,726)	$(25,027)	$(21,000)	$55,392
VY JPMorgan Emerging Markets Equity Portfolio Initial	33,982	—	(418)	(418)	483	2,423	(6,174)	(3,268)	(3,686)	—	(1,861)	(1,861)	(5,547)	28,435
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2022 and December 31, 2021 for the following sub-accounts, except as noted in footnotes 6, 7, and 8 to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Small Cap Growth Class A5,7	AB VPS Small Cap Growth Portfolio — Class A
AB VPS Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Ultra II4,7	VP Ultra Class II Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Capital World Growth and Income Fund[5,7]	American Funds Insurance Series Capital World Growth and Income Fund
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation[5]	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Calvert Variable Products, Inc.
Calvert EAFE International Index[5,7]	Calvert VP EAFE International Index Portfolio — Class I
Calvert Russell 2000 Small Cap Index[5,7]	Calvert VP Russell 2000 Small Cap Index Portfolio — Class I

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia Small Cap Value[5,7]	Columbia VP Small Cap Value Fund — Class I
Columbia VP Select Mid Cap Growth Fund - Class 1[3]	Columbia VP Select Mid Cap Growth Fund — Class 1
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financial Services	VIP Financial Services Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class
Fidelity Technology[5,7]	VIP Technology Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco Balanced-Risk Allocation I5,7	Invesco V.I. Balanced-Risk Allocation Fund - Series I
Invesco Comstock[5,7]	Invesco V.I. Comstock - Series I
Invesco Core Equity[5,7]	Invesco V.I. Core Equity Fund - Series I
Invesco Discovery Mid Cap Growth Fund II4,7	Invesco Discovery Mid Cap Growth Fund - Series II
Invesco EQV International Equity I1	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II2,4	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco Main Street Mid Cap[5,7]	Invesco V.I. Main Street Mid Cap Fund - Series I
Invesco Small Cap Equity I5,7	Invesco V.I. Small Cap Equity Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares
Janus Henderson Overseas Portfolio[5,7]	Janus Henderson Overseas Portfolio — Institutional Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Lincoln Investment Advisors
LVIP Delaware SMID Cap Core	LVIP Delaware VIP SMID Cap Core Fund, Standard Class

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series[6]	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust II
MFS Government Securities Portfolio[5,7]	MFS Government Securities Portfolio — Initial Class
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Global Managed Asset Portfolio - Institutional Class Shares[5,7]	PIMCO Global Managed Asset Portfolio — Institutional Class Shares
PIMCO International Bond (Unhedged) Institutional Class[5,7]	PIMCO International Bond Portfolio (Unhedged) — Institutional Class
PIMCO Long-Term U.S. Govt. Institutional Class[5,7]	PIMCO Long-Term U.S. Government PortfolioTM — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I5	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap[6]	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 1[5,8]	Templeton Developing Markets VIP Fund - Class 1
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 1[5,8]	Templeton Foreign VIP Fund - Class 1
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Touchstone Investments
TVST Touchstone Bond Fund[5,8]	TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund[5,7]	TVST Touchstone Small Company Fund

VanEck Variable Insurance Products Trust
VanEck Global Resources Fund	VanEck VIP Global Resources Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I
Virtus Newfleet Multi-Sector Intermediate Bond Series I5,7	Virtus Newfleet Multi-Sector Intermediate Bond Series Class I
Virtus SGA International Series I5,7	Virtus SGA International Series Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S4,7	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Invesco EQV International Equity I was known as Invesco International Growth I prior to April 29, 2022
2 Invesco EQV International Equity II was known as Invesco International Growth II prior to April 29, 2022
3 Columbia VP Select Mid Cap Growth Fund – Class 1 was known as Columbia Mid Cap Growth Fund – Class 1 prior to May 1, 2022.
4 Effective May 1, 2022 the Sub-account was closed and no longer available in the Resource B Variable Annuity product.
5 Effective May 1, 2022 the Sub-account was closed and no longer available in the Symetra True Variable Annuity product.
6 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2022.
7 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2022.
8 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2022.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The ("WTB") charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2022.

Sub-Account	Purchases	Proceeds From Sales
AB VPS Small/Mid Cap Value Portfolio Class A	$2,126	$114,513
ALPS/Alerian Energy Infrastructure-Class I	24,281	528,652
American Century Balanced	21,060	8,848
American Century International	39,258	13,948
American Century Mid Cap Value	29,448	38,875
American Century Value	54,797	273,179
American Funds IS Growth Fund	14,233	615
American Funds IS Growth-Income Fund	5,249	3,931
American Funds IS International Fund	2,086	79
American Funds IS New World Fund	1,057	60
BlackRock Capital Appreciation I	1,162	147
BlackRock Global Allocation I	1,823	146,054
BlackRock High Yield I	4,341	64,507
BNY Mellon Appreciation[1]	15,814	5,399
BNY Mellon MidCap Stock	47,133	10,982
BNY Mellon Stock Index	16,742	6,210
BNY Mellon Sustainable U.S. Equity	5,866	1,141
BNY Mellon Technology Growth	967	262
Columbia Income Opportunities	6,882	458
Columbia VP Select Mid Cap Growth Fund - Class 1[1]	—	827
Columbia VP Overseas Core Fund - Class 1	163	4
Delaware VIP Emerging Markets	56,867	347,963
Delaware VIP Small Cap Value	4,509	396
DFA VA Global Bond	1,680	405
DFA VA International Small Portfolio	39,805	57,489
DFA VA International Value Portfolio	1,454	600
DFA VA Short Term Fixed Portfolio	23,556	7,735
DFA VA U.S. Large Value Portfolio	61,914	377,953

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
DFA VA U.S. Targeted Value	$20,015	$211,980
DWS Alternative Asset Allocation VIP A	3,540	281
DWS CROCI International VIP - Class A	36,061	112,117
DWS Global Income Builder VIP A	257,172	295,957
Eaton Vance VT Floating-Rate Income Fund Advisor Class	305	26
Federated Hermes High Income Bond	4,325	10,900
Federated Hermes Managed Volatility II	4,238	1,858
Fidelity Contrafund	84,842	281,331
Fidelity Energy	3,045	100,091
Fidelity Equity-Income	7,520	15,190
Fidelity Financial Services	25,138	442,767
Fidelity Government Money Market Portfolio - Initial Class	34,292	1,401
Fidelity Government Money Market Portfolio - Service Class II	141,982	61,843
Fidelity Growth	29,952	13,962
Fidelity Growth & Income	1,801	5,031
Fidelity Growth Opportunities	81,719	166,563
Fidelity Investment Grade Bond	23,504	49,935
Fidelity Mid Cap I	158	79
Fidelity Real Estate	320	123
Fidelity Strategic Income	54,232	52,152
Franklin Income VIP Fund - Class 1	330	2,427
Franklin Income VIP Fund - Class 2	15,513	27,494
Franklin Mutual Global Discovery VIP Fund - Class 1	1,662	1,213
Franklin Mutual Shares VIP Fund - Class 1	25,061	281,965
Franklin Mutual Shares VIP Fund - Class 2	19,355	11,214
Franklin Rising Dividends VIP Fund - Class 1	36,792	226,913
Franklin Small-Mid Cap Growth VIP Fund - Class 2	35,574	37,580
Franklin Strategic Income VIP Fund - Class 1	9,049	3,490
Franklin U.S. Government Securities VIP Fund - Class 1	21,444	47,986
Franklin U.S. Government Securities VIP Fund - Class 2	1,462	11,213
Invesco American Franchise Fund I	34,357	5,505
Invesco EQV International Equity I1	21,315	997
Invesco EQV International Equity II1	7,987	19,975
Invesco Global Real Estate	3,883	92,983
Janus Henderson Enterprise Portfolio	2,479	91
Janus Henderson Flexible Bond	9,229	3,594
Janus Henderson Mid Cap Value Portfolio	502	103,395
JP Morgan Insurance Trust Mid Cap Value I	70,794	48,586
JP Morgan Insurance Trust U.S. Equity I	7,058	2,988
LVIP Delaware Smid Cap Core	4,403	798
Merger VL	513	199
MFS Growth Series[1]	405	181,696
MFS International Growth Portfolio	478	45
MFS International Intrinsic Value Portfolio	165,218	400,056
MFS New Discovery Series	4,054	79
MFS Utilities Series	8,138	22,864
PIMCO All Asset Institutional Class	42,386	326,286
PIMCO CommodityRealReturn Strat. Institutional Class	4,329	123
PIMCO Dynamic Bond - Institutional Class	3,557	123,750
PIMCO Emerging Markets Bond Institutional Class	5,066	104,264
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,893	219,842
PIMCO Low Duration Institutional Class	1,548	506

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
PIMCO Real Return Institutional Class	$15,891	$19,092
PIMCO StocksPLUS Global Portfolio Institutional Class	1,224	30
PIMCO Total Return Institutional Class	133,368	554,281
Pioneer Bond VCT Class I	52,146	210,247
Pioneer Equity Income VCT Class II	5,949	2,224
Pioneer Fund VCT Class I1	4,699,397	3,043,359
Pioneer High Yield VCT Class II	894	7,941
Pioneer Mid Cap Value VCT Class I	826,233	122,900
Pioneer Select Mid Cap Growth VCT Class I	2,692,200	1,480,992
Pioneer Strategic Income VCT Class I	4,829	420
Pioneer Strategic Income VCT Class II	4,552	19,698
Royce Capital Micro-Cap[1]	538	4,806
Royce Capital Small-Cap	1,302	1,471
T. Rowe Price All-Cap Opportunities Portfolio	31,989	23,785
T. Rowe Price Blue Chip Growth	40,064	329,325
T. Rowe Price Equity Income Portfolio	26,310	197,222
T. Rowe Price Health Sciences Portfolio	11,690	133,512
T. Rowe Price International Stock Portfolio	7,796	2,257
Templeton Developing Markets VIP Fund - Class 2	5,537	1,196
Templeton Global Bond VIP Fund - Class 1	50,544	136,690
Templeton Growth VIP Fund - Class 2	1,635	2,926
TVST Touchstone Common Stock Fund	194,753	187,397
VanEck Global Resources Fund	4,656	334,684
Vanguard Balanced	215,581	997,680
Vanguard Capital Growth	11,009	29,851
Vanguard Equity Income	535,829	306,082
Vanguard Equity Index	270,600	196,212
Vanguard High Yield Bond	145,516	497,656
Vanguard International	65,476	135,349
Vanguard Mid-Cap Index	171,836	234,517
Vanguard Real Estate Index	34,385	365,558
Vanguard Short Term Investment Grade	1,380,431	1,588,418
Vanguard Small Company Growth	7,987	429
Vanguard Total Bond Market Index	335,650	319,852
Vanguard Total Stock Market Index	155,873	488,145
Virtus Duff & Phelps Real Estate Securities Series I	233	39
Virtus KAR Small-Cap Growth Series I	71,447	68,006
VY JPMorgan Emerging Markets Equity Portfolio Initial	6,167	1,557
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2022 and 2021 were as follow:

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
AB VPS Small/Mid Cap Value Portfolio Class A	9	(4,030)	(4,021)	57	(222)	(165)
ALPS/Alerian Energy Infrastructure-Class I	—	(40,369)	(40,369)	46,594	(12,808)	33,786
American Century Balanced	53	(314)	(261)	82	(4,693)	(4,611)
American Century International	225	(728)	(503)	130	(5,575)	(5,445)
American Century Mid Cap Value	1,644	(2,127)	(483)	—	—	—
American Century Value	—	(9,222)	(9,222)	—	(1,694)	(1,694)
American Funds IS Growth Fund	93	(90)	3	88	(89)	(1)
American Funds IS Growth-Income Fund	—	(127)	(127)	—	(128)	(128)
American Funds IS International Fund	—	—	—	—	(2,647)	(2,647)
American Funds IS New World Fund	—	—	—	—	(322)	(322)
BlackRock Global Allocation I	—	(8,604)	(8,604)	—	—	—
BlackRock High Yield I	164	(4,308)	(4,144)	158	(153)	5
BNY Mellon Appreciation[1]	35	(152)	(117)	33	(70)	(37)
BNY Mellon MidCap Stock	51	(269)	(218)	65	(2,220)	(2,155)
BNY Mellon Stock Index	17	(106)	(89)	35	(1,596)	(1,561)
BNY Mellon Sustainable U.S. Equity	—	(9)	(9)	—	(9)	(9)
BNY Mellon Technology Growth	—	(10)	(10)	—	(5,765)	(5,765)
Columbia VP Overseas Core Fund - Class 1	183	(177)	6	166	(167)	(1)
Delaware VIP Emerging Markets	3,275	(22,026)	(18,751)	23,302	(1,708)	21,594
Delaware VIP Small Cap Value	141	(142)	(1)	149	(160)	(11)
DFA VA Global Bond	1,303	(1,218)	85	1,200	(10,527)	(9,327)
DFA VA International Small Portfolio	2,482	(3,527)	(1,045)	1,092	(12,045)	(10,953)
DFA VA International Value Portfolio	753	(776)	(23)	777	(15,974)	(15,197)
DFA VA Short Term Fixed Portfolio	12,288	(10,913)	1,375	10,443	(63,001)	(52,558)
DFA VA U.S. Large Value Portfolio	1,910	(12,176)	(10,266)	17,740	(23,365)	(5,625)
DFA VA U.S. Targeted Value	163	(6,654)	(6,491)	14,500	(17,449)	(2,949)
DWS CROCI International VIP - Class A	142	(5,532)	(5,390)	183	(5,051)	(4,868)
DWS Global Income Builder VIP A	116	(6,707)	(6,591)	209	(4,921)	(4,712)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	382	(375)	7	375	(302)	73
Federated Hermes High Income Bond	—	(302)	(302)	137	(185)	(48)
Federated Hermes Managed Volatility II	—	(54)	(54)	20	(35)	(15)
Fidelity Contrafund	6,283	(13,029)	(6,746)	18,026	(21,624)	(3,598)
Fidelity Equity-Income	20	(371)	(351)	22	(145)	(123)
Fidelity Financial Services	—	(13,620)	(13,620)	—	(6,676)	(6,676)
Fidelity Government Money Market Portfolio - Initial Class	3,197	(71)	3,126	71	(1,871)	(1,800)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Fidelity Government Money Market Portfolio - Service Class II	14,279	(6,106)	8,173	4,422	(5,971)	(1,549)
Fidelity Growth	9	(317)	(308)	21	(5,028)	(5,007)
Fidelity Growth & Income	3	(136)	(133)	4	(1,339)	(1,335)
Fidelity Growth Opportunities	46	(3,734)	(3,688)	15	(1,508)	(1,493)
Fidelity Investment Grade Bond	2,114	(4,644)	(2,530)	204	(194)	10
Fidelity Mid Cap I	190	(190)	—	192	(198)	(6)
Fidelity Real Estate	134	(132)	2	144	(145)	(1)
Fidelity Strategic Income	4,097	(4,097)	—	1,370	(2,361)	(991)
Franklin Income VIP Fund - Class 1	—	(147)	(147)	—	(149)	(149)
Franklin Income VIP Fund - Class 2	254	(1,197)	(943)	58	(295)	(237)
Franklin Mutual Global Discovery VIP Fund - Class 1	2,311	(2,341)	(30)	2,446	(2,732)	(286)
Franklin Mutual Shares VIP Fund - Class 1	9	(12,766)	(12,757)	6,663	(2,674)	3,989
Franklin Mutual Shares VIP Fund - Class 2	162	(409)	(247)	50	(182)	(132)
Franklin Rising Dividends VIP Fund - Class 1	131	(7,009)	(6,878)	3,692	(141)	3,551
Franklin Small-Mid Cap Growth VIP Fund - Class 2	149	(1,550)	(1,401)	33	(5,571)	(5,538)
Franklin Strategic Income VIP Fund - Class 1	211	(384)	(173)	200	(1,580)	(1,380)
Franklin U.S. Government Securities VIP Fund - Class 1	6,402	(9,193)	(2,791)	4,209	(3,958)	251
Franklin U.S. Government Securities VIP Fund - Class 2	20	(701)	(681)	94	(1,347)	(1,253)
Invesco American Franchise Fund I	—	(153)	(153)	—	(2,386)	(2,386)
Invesco EQV International Equity II1	127	(1,232)	(1,105)	105	(409)	(304)
Invesco Global Real Estate	81	(5,418)	(5,337)	142	(5,488)	(5,346)
Janus Henderson Enterprise Portfolio	—	—	—	—	(415)	(415)
Janus Henderson Flexible Bond	—	(187)	(187)	—	(9,841)	(9,841)
Janus Henderson Mid Cap Value Portfolio	9	(4,278)	(4,269)	61	(236)	(175)
JP Morgan Insurance Trust Mid Cap Value I	1,678	(2,317)	(639)	13	(3,634)	(3,621)
JP Morgan Insurance Trust U.S. Equity I	—	(76)	(76)	—	(66)	(66)
LVIP Delaware Smid Cap Core	—	—	—	—	(1,891)	(1,891)
Merger VL	2	(2)	—	—	—	—
MFS Growth Series[1]	9	(4,272)	(4,263)	61	(235)	(174)
MFS International Intrinsic Value Portfolio	7,975	(18,147)	(10,172)	21,108	(2,404)	18,704
MFS Utilities Series	3,426	(4,294)	(868)	3,801	(3,748)	53
PIMCO All Asset Institutional Class	988	(23,232)	(22,244)	2,089	(2,502)	(413)
PIMCO Dynamic Bond - Institutional Class	20	(10,368)	(10,348)	129	(3,717)	(3,588)
PIMCO Emerging Markets Bond Institutional Class	2,225	(11,441)	(9,216)	2,512	(4,665)	(2,153)
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	40	(21,938)	(21,898)	267	(1,034)	(767)
PIMCO Low Duration Institutional Class	—	—	—	—	(3,504)	(3,504)
PIMCO Real Return Institutional Class	2,251	(2,764)	(513)	—	—	—

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2022			2021
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PIMCO Total Return Institutional Class	11,149	(49,209)	(38,060)	6,580	(8,949)	(2,369)
Pioneer Bond VCT Class I	33	(4,503)	(4,470)	429	(1,686)	(1,257)
Pioneer Equity Income VCT Class II	—	(54)	(54)	4	(73)	(69)
Pioneer Fund VCT Class I1	234	(15,085)	(14,851)	303	(11,592)	(11,289)
Pioneer High Yield VCT Class II	—	(436)	(436)	83	(18)	65
Pioneer Mid Cap Value VCT Class I	10	(1,747)	(1,737)	263	(3,457)	(3,194)
Pioneer Select Mid Cap Growth VCT Class I	307	(9,452)	(9,145)	70	(12,138)	(12,068)
Pioneer Strategic Income VCT Class II	31	(1,155)	(1,124)	189	(336)	(147)
Royce Capital Micro-Cap[1]	29	(288)	(259)	33	—	33
Royce Capital Small-Cap	3,459	(3,496)	(37)	3,469	(3,625)	(156)
T. Rowe Price All-Cap Opportunities Portfolio	17	(487)	(470)	20	(13,537)	(13,517)
T. Rowe Price Blue Chip Growth	555	(8,831)	(8,276)	62	(279)	(217)
T. Rowe Price Equity Income Portfolio	5,294	(12,418)	(7,124)	5,780	(6,262)	(482)
T. Rowe Price Health Sciences Portfolio	1,013	(3,871)	(2,858)	941	(2,734)	(1,793)
T. Rowe Price International Stock Portfolio	—	(45)	(45)	—	(1,579)	(1,579)
Templeton Developing Markets VIP Fund - Class 1[1]	—	—	—	1,134	(5,839)	(4,705)
Templeton Developing Markets VIP Fund - Class 2	121	(38)	83	—	(65)	(65)
Templeton Foreign VIP Fund - Class 1[1]	—	—	—	1,317	(4,774)	(3,457)
Templeton Global Bond VIP Fund - Class 1	5,589	(14,400)	(8,811)	2,023	(1,530)	493
Templeton Growth VIP Fund - Class 2	89	(137)	(48)	54	(126)	(72)
TVST Touchstone Bond Fund[1]	—	—	—	—	(3,435)	(3,435)
TVST Touchstone Common Stock Fund	6,218	(6,218)	—	2,073	(2,264)	(191)
VanEck Global Resources Fund	9	(27,185)	(27,176)	19,507	(1,828)	17,679
Vanguard Balanced	4,158	(44,063)	(39,905)	1,194	(28,681)	(27,487)
Vanguard Capital Growth	—	(786)	(786)	—	(680)	(680)
Vanguard Equity Income	5,952	(12,771)	(6,819)	6,198	(6,924)	(726)
Vanguard Equity Index	10,082	(8,031)	2,051	5,174	(8,446)	(3,272)
Vanguard High Yield Bond	9,032	(34,688)	(25,656)	272	(290)	(18)
Vanguard International	173	(5,810)	(5,637)	—	(10)	(10)
Vanguard Mid-Cap Index	10,950	(13,648)	(2,698)	7,232	(7,548)	(316)
Vanguard Real Estate Index	9	(17,040)	(17,031)	304	(5,240)	(4,936)
Vanguard Short Term Investment Grade	125,495	(147,709)	(22,214)	18,465	(106,500)	(88,035)
Vanguard Small Company Growth	1,176	(1,074)	102	1,001	(1,065)	(64)
Vanguard Total Bond Market Index	36,709	(37,997)	(1,288)	8,601	(45,459)	(36,858)
Vanguard Total Stock Market Index	8,003	(19,479)	(11,476)	4,974	(7,770)	(2,796)
Virtus KAR Small-Cap Growth Series I	1,704	(1,704)	—	568	(1,016)	(448)
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(43)	(43)	—	(45)	(45)
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Resource Variable Account B, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2022.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB VPS Small/Mid Cap Value Portfolio Class A
	2022	$26.183	to	$26.183	427	$11,175	0.29%	0.60%	to	0.60%	(16.13)%	to	(16.13)%
	2021	31.220	to	31.220	4,448	138,860	0.77	0.60	to	0.60	35.13	to	35.13
	2020	23.103	to	23.103	4,612	106,557	1.06	0.60	to	0.60	2.75	to	2.75
	2019	22.484	to	22.484	4,627	104,039	0.46	0.60	to	0.60	19.37	to	19.37
	2018	18.835	to	18.835	7,013	132,085	0.49	0.60	to	0.60	(15.54)	to	(15.54)
ALPS/Alerian Energy Infrastructure-Class I
	2022	12.225	to	12.225	43,203	528,170	3.63	0.60	to	0.60	17.13	to	17.13
	2021	10.437	to	10.437	83,572	872,226	3.26	0.60	to	0.60	37.42	to	37.42
	2020	7.595	to	7.595	49,786	378,098	3.41	0.60	to	0.60	(25.30)	to	(25.30)
	2019	10.167	to	10.167	51,206	520,632	1.86	0.60	to	0.60	20.01	to	20.01
	2018	8.472	to	8.472	58,587	496,327	2.18	0.60	to	0.60	(19.07)	to	(19.07)
American Century Balanced
	2022	23.613	to	23.613	4,574	107,999	1.20	1.25	to	1.25	(18.29)	to	(18.29)
	2021	28.900	to	28.900	4,834	139,711	0.71	1.25	to	1.25	14.33	to	14.33
	2020	25.277	to	25.277	9,445	238,753	1.17	1.25	to	1.25	11.13	to	11.13
	2019	22.746	to	22.746	10,013	227,757	1.53	1.25	to	1.25	18.36	to	18.36
	2018	19.217	to	19.217	14,178	272,449	1.39	1.25	to	1.25	(5.03)	to	(5.03)
American Century International
	2022	15.693	to	15.693	12,876	202,066	1.46	1.25	to	1.25	(25.69)	to	(25.69)
	2021	21.118	to	21.118	13,380	282,551	0.16	1.25	to	1.25	7.40	to	7.40
	2020	19.663	to	19.663	18,824	370,141	0.48	1.25	to	1.25	24.32	to	24.32
	2019	15.817	to	15.817	19,215	303,922	0.98	1.25	to	1.25	26.83	to	26.83
	2018	12.471	to	12.471	24,693	307,959	1.34	1.25	to	1.25	(16.29)	to	(16.29)
American Century Mid Cap Value
	2022	29.451	to	29.451	483	14,235	2.29	0.60	to	0.60	(1.78)	to	(1.78)
	2021	29.985	to	29.985	967	28,990	1.17	0.60	to	0.60	22.47	to	22.47
	2020	24.484	to	24.484	967	23,671	1.77	0.60	to	0.60	0.60	to	0.60
	2019	24.337	to	24.337	1,193	29,044	2.06	0.60	to	0.60	28.38	to	28.38
	2018	18.957	to	18.957	1,193	22,623	1.33	0.60	to	0.60	(13.36)	to	(13.36)
American Century Value
	2022	28.067	to	37.269	11,427	338,086	1.99	0.60	to	1.25	(0.06)	to	(0.70)
	2021	28.083	to	37.533	20,650	601,605	1.73	0.60	to	1.25	23.76	to	22.96
	2020	22.691	to	30.524	22,344	525,647	4.21	0.60	to	1.25	0.38	to	(0.27)
	2019	22.606	to	30.608	2,686	80,794	2.12	0.60	to	1.25	26.27	to	25.45
	2018	17.903	to	24.398	2,729	65,436	1.58	0.60	to	1.25	(9.69)	to	(10.28)
American Funds IS Capital World Growth and Income Fund[1]
	2022	20.224	to	20.224	—	—	—	0.60	to	0.60	(15.15)	to	(15.15)
	2021	23.835	to	23.835	—	—	—	0.60	to	0.60	14.34	to	14.34

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Funds IS Capital World Growth and Income Fund[1] (continued)
	2020	$20.845	to	$20.845	—	$—	0.01%	0.60%	to	0.60%	8.38%	to	8.38%
	2019	19.234	to	19.234	141	2,707	1.75	0.60	to	0.60	30.60	to	30.60
	2018	14.727	to	14.727	259	3,815	1.89	0.60	to	0.60	(9.90)	to	(9.90)
American Funds IS Growth Fund
	2022	33.257	to	33.257	2,540	84,475	0.59	0.60	to	0.60	(30.18)	to	(30.18)
	2021	47.631	to	47.631	2,537	120,836	0.47	0.60	to	0.60	21.56	to	21.56
	2020	39.182	to	39.182	2,538	99,459	0.53	0.60	to	0.60	51.55	to	51.55
	2019	25.854	to	25.854	3,684	95,239	0.95	0.60	to	0.60	30.33	to	30.33
	2018	19.838	to	19.838	4,674	92,721	0.69	0.60	to	0.60	(0.62)	to	(0.62)
American Funds IS Growth-Income Fund
	2022	27.590	to	27.590	1,571	43,341	1.50	0.60	to	0.60	(16.79)	to	(16.79)
	2021	33.156	to	33.156	1,697	56,279	1.35	0.60	to	0.60	23.67	to	23.67
	2020	26.809	to	26.809	1,826	48,948	0.73	0.60	to	0.60	13.13	to	13.13
	2019	23.697	to	23.697	7,648	181,236	2.34	0.60	to	0.60	25.70	to	25.70
	2018	18.852	to	18.852	4,827	90,993	2.41	0.60	to	0.60	(2.14)	to	(2.14)
American Funds IS International Fund
	2022	13.655	to	13.655	923	12,601	2.01	0.60	to	0.60	(21.05)	to	(21.05)
	2021	17.295	to	17.295	923	15,959	0.82	0.60	to	0.60	(1.83)	to	(1.83)
	2020	17.617	to	17.617	3,570	62,892	0.81	0.60	to	0.60	13.59	to	13.59
	2019	15.509	to	15.509	8,532	132,320	1.10	0.60	to	0.60	22.47	to	22.47
	2018	12.663	to	12.663	21,772	275,686	1.96	0.60	to	0.60	(13.46)	to	(13.46)
American Funds IS New World Fund
	2022	14.471	to	14.471	659	9,535	1.59	0.60	to	0.60	(22.33)	to	(22.33)
	2021	18.631	to	18.631	659	12,277	0.92	0.60	to	0.60	4.53	to	4.53
	2020	17.823	to	17.823	981	17,481	0.27	0.60	to	0.60	23.15	to	23.15
	2019	14.473	to	14.473	806	11,668	0.66	0.60	to	0.60	28.69	to	28.69
	2018	11.246	to	11.246	3,486	39,204	1.35	0.60	to	0.60	(14.34)	to	(14.34)
BlackRock Capital Appreciation I
	2022	30.138	to	30.138	690	20,794	—	0.60	to	0.60	(38.01)	to	(38.01)
	2021	48.617	to	48.617	690	33,542	—	0.60	to	0.60	20.43	to	20.43
	2020	40.369	to	40.369	690	27,852	—	0.60	to	0.60	41.06	to	41.06
	2019	28.618	to	28.618	690	19,744	—	0.60	to	0.60	31.20	to	31.20
	2018	21.813	to	21.813	518	11,297	—	0.60	to	0.60	1.78	to	1.78
BlackRock Global Allocation I
	2022	16.543	to	16.543	2,898	47,939	—	0.60	to	0.60	(16.37)	to	(16.37)
	2021	19.780	to	19.780	11,501	227,496	0.92	0.60	to	0.60	6.04	to	6.04
	2020	18.654	to	18.654	11,501	214,546	5.04	0.60	to	0.60	20.29	to	20.29
	2019	15.508	to	15.508	2,509	38,906	1.31	0.60	to	0.60	17.28	to	17.28
	2018	13.223	to	13.223	2,513	33,235	0.97	0.60	to	0.60	(7.89)	to	(7.89)
BlackRock High Yield I
	2022	15.337	to	15.337	3,026	46,394	5.17	0.60	to	0.60	(10.87)	to	(10.87)
	2021	17.208	to	17.208	7,170	123,380	4.51	0.60	to	0.60	4.69	to	4.69

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BlackRock High Yield I (continued)
	2020	$16.437	to	$16.437	7,165	$117,768	5.34%	0.60%	to	0.60%	6.65%	to	6.65%
	2019	15.412	to	15.412	28,062	432,473	5.38	0.60	to	0.60	14.61	to	14.61
	2018	13.447	to	13.447	28,063	377,393	5.47	0.60	to	0.60	(3.25)	to	(3.25)
BNY Mellon Appreciation[1]
	2022	28.958	to	31.322	1,423	44,571	0.67	0.60	to	1.25	(15.86)	to	(19.08)
	2021	34.418	to	38.707	1,541	59,629	0.44	0.60	to	1.25	26.37	to	25.55
	2020	27.236	to	30.830	1,578	48,645	0.77	0.60	to	1.25	22.95	to	22.15
	2019	22.152	to	25.239	2,397	60,489	1.15	0.60	to	1.25	35.28	to	34.41
	2018	16.375	to	18.778	5,566	104,523	1.26	0.60	to	1.25	(7.41)	to	(8.01)
BNY Mellon Midcap Stock
	2022	33.854	to	33.854	5,078	171,912	0.72	1.25	to	1.25	(15.14)	to	(15.14)
	2021	39.896	to	39.896	5,296	211,278	0.70	1.25	to	1.25	24.32	to	24.32
	2020	32.091	to	32.091	7,451	239,120	0.85	1.25	to	1.25	6.76	to	6.76
	2019	30.058	to	30.058	9,389	282,210	0.70	1.25	to	1.25	18.69	to	18.69
	2018	25.325	to	25.325	13,838	350,447	0.58	1.25	to	1.25	(16.55)	to	(16.55)
BNY Mellon Stock Index
	2022	43.962	to	43.962	3,630	159,592	1.09	1.25	to	1.25	(19.54)	to	(19.54)
	2021	54.635	to	54.635	3,719	203,211	0.81	1.25	to	1.25	26.53	to	26.53
	2020	43.181	to	43.181	5,280	228,018	1.33	1.25	to	1.25	16.25	to	16.25
	2019	37.145	to	37.145	7,268	269,952	1.42	1.25	to	1.25	29.22	to	29.22
	2018	28.746	to	28.746	12,421	357,042	1.39	1.25	to	1.25	(6.04)	to	(6.04)
BNY Mellon Sustainable U.S. Equity
	2022	20.086	to	20.086	3,506	70,420	0.52	1.25	to	1.25	(23.83)	to	(23.83)
	2021	26.370	to	26.370	3,515	92,682	0.74	1.25	to	1.25	25.42	to	25.42
	2020	21.025	to	21.025	3,524	74,091	1.07	1.25	to	1.25	22.60	to	22.60
	2019	17.149	to	17.149	3,533	60,592	1.43	1.25	to	1.25	32.69	to	32.69
	2018	12.924	to	12.924	3,542	45,784	1.97	1.25	to	1.25	(5.60)	to	(5.60)
BNY Mellon Technology Growth
	2022	14.002	to	14.002	545	7,638	—	1.25	to	1.25	(47.05)	to	(47.05)
	2021	26.445	to	26.445	556	14,696	—	1.25	to	1.25	11.53	to	11.53
	2020	23.712	to	23.712	6,320	149,871	0.26	1.25	to	1.25	67.81	to	67.81
	2019	14.130	to	14.130	8,150	115,164	—	1.25	to	1.25	24.25	to	24.25
	2018	11.372	to	11.372	9,097	103,449	—	1.25	to	1.25	(2.22)	to	(2.22)
Calvert Russell 2000 Small Cap Index[1]
	2022	24.842	to	24.842	—	—	—	0.60	to	0.60	(16.84)	to	(16.84)
	2021	29.874	to	29.874	—	—	—	0.60	to	0.60	13.84	to	13.84
	2020	26.241	to	26.241	—	—	—	0.60	to	0.60	18.93	to	18.93
	2019	22.065	to	22.065	—	—	0.64	0.60	to	0.60	24.33	to	24.33
	2018	17.747	to	17.747	528	9,387	0.99	0.60	to	0.60	(11.77)	to	(11.77)
Columbia Income Opportunities
	2022	14.694	to	14.694	5,084	74,705	5.39	0.60	to	0.60	(10.55)	to	(10.55)
	2021	16.427	to	16.427	5,084	83,514	9.10	0.60	to	0.60	3.88	to	3.88
	2020	15.814	to	15.814	5,084	80,400	4.83	0.60	to	0.60	5.26	to	5.26
	2019	15.024	to	15.024	5,131	77,089	5.10	0.60	to	0.60	15.77	to	15.77

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Income Opportunities (continued)
	2018	$12.977	to	$12.977	5,137	$66,661	4.98%	0.60%	to	0.60%	(4.33)%	to	(4.33)%
Columbia Small Cap Value[1]
	2022	26.781	to	26.781	—	—	—	0.60	to	0.60	(8.47)	to	(8.47)
	2021	29.259	to	29.259	—	—	—	0.60	to	0.60	28.41	to	28.41
	2020	22.785	to	22.785	—	—	—	0.60	to	0.60	8.14	to	8.14
	2019	21.069	to	21.069	—	—	—	0.60	to	0.60	20.61	to	20.61
	2018	17.468	to	17.468	—	—	—	0.60	to	0.60	(18.50)	to	(18.50)
Columbia VP Overseas Core Fund - Class 1
	2022	16.589	to	16.589	48	798	0.79	0.60	to	0.60	(15.18)	to	(15.18)
	2021	19.559	to	19.559	42	826	1.26	0.60	to	0.60	9.30	to	9.30
	2020	17.895	to	17.895	43	764	1.69	0.60	to	0.60	8.47	to	8.47
	2019	16.498	to	16.498	42	695	1.29	0.60	to	0.60	24.72	to	24.72
	2018	13.228	to	13.228	40	535	3.61	0.60	to	0.60	(17.13)	to	(17.13)
Columbia VP Select Mid Cap Growth Fund - Class 1[1]
	2022	25.795	to	25.795	4,938	127,389	—	0.60	to	0.60	(31.25)	to	(31.25)
	2021	37.519	to	37.519	4,938	185,287	—	0.60	to	0.60	15.87	to	15.87
	2020	32.379	to	32.379	4,938	159,905	—	0.60	to	0.60	34.61	to	34.61
	2019	24.054	to	24.054	4,938	118,790	—	0.60	to	0.60	34.37	to	34.37
	2018	17.901	to	17.901	4,938	88,405	—	0.60	to	0.60	(5.34)	to	(5.34)
Delaware VIP Emerging Markets
	2022	13.752	to	13.752	12,696	174,590	4.05	0.60	to	0.60	(28.02)	to	(28.02)
	2021	19.105	to	19.105	31,446	600,772	0.18	0.60	to	0.60	(3.42)	to	(3.42)
	2020	19.781	to	19.781	9,852	194,888	0.77	0.60	to	0.60	24.34	to	24.34
	2019	15.909	to	15.909	9,796	155,848	0.62	0.60	to	0.60	21.89	to	21.89
	2018	13.052	to	13.052	14,791	193,045	2.95	0.60	to	0.60	(16.31)	to	(16.31)
Delaware VIP Small Cap Value
	2022	24.886	to	24.886	2,283	56,826	0.82	0.60	to	0.60	(12.61)	to	(12.61)
	2021	28.478	to	28.478	2,284	65,054	0.82	0.60	to	0.60	33.61	to	33.61
	2020	21.314	to	21.314	2,295	48,917	1.35	0.60	to	0.60	(2.49)	to	(2.49)
	2019	21.858	to	21.858	2,285	49,949	0.52	0.60	to	0.60	27.37	to	27.37
	2018	17.161	to	17.161	24,611	422,344	0.84	0.60	to	0.60	(17.22)	to	(17.22)
DFA VA Global Bond
	2022	10.342	to	10.342	3,448	35,656	1.61	0.60	to	0.60	(6.89)	to	(6.89)
	2021	11.107	to	11.107	3,363	37,353	0.27	0.60	to	0.60	(1.64)	to	(1.64)
	2020	11.292	to	11.292	12,690	143,291	0.02	0.60	to	0.60	0.86	to	0.86
	2019	11.196	to	11.196	16,674	186,687	2.49	0.60	to	0.60	3.56	to	3.56
	2018	10.811	to	10.811	18,715	202,330	4.96	0.60	to	0.60	1.13	to	1.13
DFA VA International Small Portfolio
	2022	19.719	to	19.719	1,127	22,228	1.48	0.60	to	0.60	(18.13)	to	(18.13)
	2021	24.087	to	24.087	2,172	52,316	0.66	0.60	to	0.60	13.88	to	13.88
	2020	21.151	to	21.151	13,125	277,607	2.78	0.60	to	0.60	8.76	to	8.76
	2019	19.448	to	19.448	13,217	257,033	2.85	0.60	to	0.60	23.16	to	23.16
	2018	15.791	to	15.791	13,164	207,877	1.48	0.60	to	0.60	(20.26)	to	(20.26)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DFA VA International Value Portfolio
	2022	$17.400	to	$17.400	1,667	$29,000	3.95%	0.60%	to	0.60%	(4.04)%	to	(4.04)%
	2021	18.132	to	18.132	1,690	30,639	0.66	0.60	to	0.60	17.41	to	17.41
	2020	15.443	to	15.443	16,886	260,780	2.51	0.60	to	0.60	(2.35)	to	(2.35)
	2019	15.815	to	15.815	15,560	246,085	3.69	0.60	to	0.60	15.16	to	15.16
	2018	13.733	to	13.733	14,866	204,141	2.38	0.60	to	0.60	(17.58)	to	(17.58)
DFA VA Short Term Fixed Portfolio
	2022	9.984	to	9.984	29,052	290,038	1.37	0.60	to	0.60	(1.74)	to	(1.74)
	2021	10.161	to	10.161	27,677	281,223	—	0.60	to	0.60	(0.79)	to	(0.79)
	2020	10.242	to	10.242	80,235	821,734	0.51	0.60	to	0.60	—	to	—
	2019	10.242	to	10.242	89,807	919,799	2.16	0.60	to	0.60	1.90	to	1.90
	2018	10.051	to	10.051	109,426	1,099,814	1.55	0.60	to	0.60	1.17	to	1.17
DFA VA U.S. Large Value Portfolio
	2022	29.921	to	29.921	10,509	314,434	1.86	0.60	to	0.60	(5.44)	to	(5.44)
	2021	31.644	to	31.644	20,775	657,397	1.17	0.60	to	0.60	26.28	to	26.28
	2020	25.059	to	25.059	26,400	661,562	2.28	0.60	to	0.60	(1.97)	to	(1.97)
	2019	25.562	to	25.562	25,433	650,108	1.69	0.60	to	0.60	25.03	to	25.03
	2018	20.444	to	20.444	52,990	1,083,319	1.83	0.60	to	0.60	(12.64)	to	(12.64)
DFA VA U.S. Targeted Value
	2022	31.186	to	31.186	6,752	210,556	1.00	0.60	to	0.60	(4.78)	to	(4.78)
	2021	32.753	to	32.753	13,243	433,756	0.95	0.60	to	0.60	38.84	to	38.84
	2020	23.590	to	23.590	16,192	381,974	1.93	0.60	to	0.60	3.36	to	3.36
	2019	22.823	to	22.823	12,290	280,499	1.57	0.60	to	0.60	21.83	to	21.83
	2018	18.734	to	18.734	11,684	218,892	0.77	0.60	to	0.60	(16.37)	to	(16.37)
DWS Alternative Asset Allocation VIP A
	2022	11.689	to	11.689	3,876	45,307	7.44	0.60	to	0.60	(7.98)	to	(7.98)
	2021	12.702	to	12.702	3,876	49,232	2.02	0.60	to	0.60	12.07	to	12.07
	2020	11.334	to	11.334	3,876	43,929	3.00	0.60	to	0.60	5.08	to	5.08
	2019	10.786	to	10.786	10,172	109,715	3.78	0.60	to	0.60	13.99	to	13.99
	2018	9.462	to	9.462	10,172	96,243	2.41	0.60	to	0.60	(9.68)	to	(9.68)
DWS CROCI International VIP - Class A
	2022	18.376	to	18.376	53,157	976,823	3.29	1.25	to	1.25	(14.26)	to	(14.26)
	2021	21.433	to	21.433	58,547	1,254,864	2.40	1.25	to	1.25	7.88	to	7.88
	2020	19.868	to	19.868	63,415	1,259,907	3.46	1.25	to	1.25	1.34	to	1.34
	2019	19.606	to	19.606	69,850	1,369,454	3.01	1.25	to	1.25	20.26	to	20.26
	2018	16.303	to	16.303	79,416	1,294,691	1.10	1.25	to	1.25	(15.46)	to	(15.46)
DWS Global Income Builder VIP A
	2022	39.238	to	39.238	48,850	1,916,768	3.01	1.25	to	1.25	(16.04)	to	(16.04)
	2021	46.732	to	46.732	55,441	2,590,854	2.35	1.25	to	1.25	9.58	to	9.58
	2020	42.647	to	42.647	60,153	2,565,359	3.15	1.25	to	1.25	6.93	to	6.93
	2019	39.882	to	39.882	70,587	2,815,185	3.86	1.25	to	1.25	18.67	to	18.67
	2018	33.607	to	33.607	77,780	2,613,967	3.90	1.25	to	1.25	(8.82)	to	(8.82)
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2022	11.907	to	11.907	382	4,542	4.88	0.60	to	0.60	(2.95)	to	(2.95)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Eaton Vance VT Floating-Rate Income Fund Advisor Class (continued)
	2021	$12.269	to	$12.269	375	$4,597	3.12%	0.60%	to	0.60%	3.12%	to	3.12%
	2020	11.898	to	11.898	302	3,590	3.58	0.60	to	0.60	1.66	to	1.66
	2019	11.704	to	11.704	6,240	73,032	4.54	0.60	to	0.60	6.83	to	6.83
	2018	10.956	to	10.956	6,249	68,465	4.00	0.60	to	0.60	(0.53)	to	(0.53)
Federated Hermes High Income Bond
	2022	31.235	to	31.235	2,228	69,605	5.65	1.25	to	1.25	(12.87)	to	(12.87)
	2021	35.850	to	35.850	2,530	90,705	4.94	1.25	to	1.25	3.54	to	3.54
	2020	34.623	to	34.623	2,578	89,261	6.03	1.25	to	1.25	4.28	to	4.28
	2019	33.203	to	33.203	3,061	101,642	6.41	1.25	to	1.25	13.12	to	13.12
	2018	29.351	to	29.351	3,752	110,116	8.26	1.25	to	1.25	(4.50)	to	(4.50)
Federated Hermes Managed Volatility II
	2022	29.921	to	29.921	493	14,744	1.91	1.25	to	1.25	(14.83)	to	(14.83)
	2021	35.129	to	35.129	547	19,204	1.75	1.25	to	1.25	17.04	to	17.04
	2020	30.015	to	30.015	562	16,855	2.56	1.25	to	1.25	(0.32)	to	(0.32)
	2019	30.112	to	30.112	636	19,139	2.05	1.25	to	1.25	18.73	to	18.73
	2018	25.361	to	25.361	669	16,959	2.87	1.25	to	1.25	(9.63)	to	(9.63)
Fidelity Contrafund
	2022	29.872	to	54.125	31,240	1,197,538	0.48	0.60	to	1.25	(26.75)	to	(27.23)
	2021	40.783	to	74.375	37,986	1,946,034	0.06	0.60	to	1.25	27.07	to	26.25
	2020	32.094	to	58.912	41,584	1,721,391	0.25	0.60	to	1.25	29.78	to	28.94
	2019	24.729	to	45.688	51,548	1,641,737	0.46	0.60	to	1.25	30.79	to	29.95
	2018	18.907	to	35.159	53,368	1,320,417	0.69	0.60	to	1.25	(6.94)	to	(7.55)
Fidelity Energy
	2022	16.955	to	16.955	7,006	118,775	2.32	0.60	to	0.60	62.22	to	62.22
	2021	10.452	to	10.452	13,598	142,135	2.55	0.60	to	0.60	54.41	to	54.41
	2020	6.769	to	6.769	13,598	92,043	2.84	0.60	to	0.60	(33.17)	to	(33.17)
	2019	10.128	to	10.128	13,598	137,725	2.07	0.60	to	0.60	9.42	to	9.42
	2018	9.256	to	9.256	13,598	125,869	0.95	0.60	to	0.60	(25.03)	to	(25.03)
Fidelity Equity-Income
	2022	38.480	to	38.480	3,592	138,222	1.83	1.25	to	1.25	(6.14)	to	(6.14)
	2021	40.996	to	40.996	3,943	161,633	1.92	1.25	to	1.25	23.34	to	23.34
	2020	33.237	to	33.237	4,065	135,126	1.83	1.25	to	1.25	5.37	to	5.37
	2019	31.544	to	31.544	4,134	130,413	1.90	1.25	to	1.25	25.86	to	25.86
	2018	25.063	to	25.063	7,226	181,111	2.24	1.25	to	1.25	(9.43)	to	(9.43)
Fidelity Financial Services
	2022	30.510	to	30.510	14,473	441,570	1.72	0.60	to	0.60	(8.88)	to	(8.88)
	2021	33.483	to	33.483	28,093	940,643	1.67	0.60	to	0.60	32.40	to	32.40
	2020	25.290	to	25.290	34,769	879,314	2.48	0.60	to	0.60	0.16	to	0.16
	2019	25.249	to	25.249	34,769	877,886	2.08	0.60	to	0.60	33.53	to	33.53
	2018	18.909	to	18.909	35,383	669,070	1.22	0.60	to	0.60	(16.24)	to	(16.24)
Fidelity Government Money Market Portfolio - Initial Class
	2022	10.224	to	10.224	14,114	144,300	1.56	0.60	to	0.60	0.83	to	0.83
	2021	10.140	to	10.140	10,987	111,409	0.01	0.60	to	0.60	(0.59)	to	(0.59)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Government Money Market Portfolio - Initial Class (continued)
	2020	$10.200	to	$10.200	12,787	$130,425	0.33%	0.60%	to	0.60%	(0.28)%	to	(0.28)%
	2019	10.229	to	10.229	10,209	104,425	2.04	0.60	to	0.60	1.41	to	1.41
	2018	10.087	to	10.087	29,764	300,217	1.70	0.60	to	0.60	1.04	to	1.04
Fidelity Government Money Market Portfolio - Service Class II
	2022	9.804	to	9.804	20,486	200,838	1.41	1.25	to	1.25	0.01	to	0.01
	2021	9.803	to	9.803	12,312	120,698	0.01	1.25	to	1.25	(1.24)	to	(1.24)
	2020	9.926	to	9.926	13,861	137,581	0.22	1.25	to	1.25	(1.00)	to	(1.00)
	2019	10.026	to	10.026	14,919	149,585	1.82	1.25	to	1.25	0.49	to	0.49
	2018	9.977	to	9.977	24,115	240,584	1.33	1.25	to	1.25	0.13	to	0.13
Fidelity Growth
	2022	28.330	to	28.330	11,782	333,812	0.61	1.25	to	1.25	(25.39)	to	(25.39)
	2021	37.972	to	37.972	12,090	459,104	—	1.25	to	1.25	21.68	to	21.68
	2020	31.206	to	31.206	17,098	533,548	0.07	1.25	to	1.25	42.11	to	42.11
	2019	21.959	to	21.959	18,218	400,051	0.21	1.25	to	1.25	32.64	to	32.64
	2018	16.555	to	16.555	31,501	521,490	0.24	1.25	to	1.25	(1.42)	to	(1.42)
Fidelity Growth & Income
	2022	31.780	to	31.780	1,473	46,825	1.58	1.25	to	1.25	(6.13)	to	(6.13)
	2021	33.855	to	33.855	1,607	54,396	1.77	1.25	to	1.25	24.39	to	24.39
	2020	27.217	to	27.217	2,942	80,076	2.14	1.25	to	1.25	6.51	to	6.51
	2019	25.554	to	25.554	3,817	97,536	3.30	1.25	to	1.25	28.44	to	28.44
	2018	19.896	to	19.896	5,256	104,567	0.41	1.25	to	1.25	(10.12)	to	(10.12)
Fidelity Growth Opportunities
	2022	38.381	to	38.381	5,418	207,940	—	1.25	to	1.25	(38.92)	to	(38.92)
	2021	62.836	to	62.836	9,106	572,184	—	1.25	to	1.25	10.55	to	10.55
	2020	56.838	to	56.838	10,599	602,436	0.01	1.25	to	1.25	66.56	to	66.56
	2019	34.124	to	34.124	11,659	397,837	0.15	1.25	to	1.25	39.09	to	39.09
	2018	24.533	to	24.533	12,249	300,516	0.12	1.25	to	1.25	11.05	to	11.05
Fidelity Investment Grade Bond
	2022	11.209	to	11.209	685	7,676	1.01	0.60	to	0.60	(13.48)	to	(13.48)
	2021	12.955	to	12.955	3,215	41,648	2.05	0.60	to	0.60	(1.20)	to	(1.20)
	2020	13.113	to	13.113	3,204	42,017	1.97	0.60	to	0.60	8.74	to	8.74
	2019	12.059	to	12.059	17,649	212,827	2.74	0.60	to	0.60	9.01	to	9.01
	2018	11.062	to	11.062	17,653	195,275	5.20	0.60	to	0.60	(1.13)	to	(1.13)
Fidelity Mid Cap I
	2022	26.312	to	26.312	47	1,240	0.50	0.60	to	0.60	(15.25)	to	(15.25)
	2021	31.048	to	31.048	47	1,464	0.61	0.60	to	0.60	24.85	to	24.85
	2020	24.868	to	24.868	53	1,320	0.63	0.60	to	0.60	17.48	to	17.48
	2019	21.167	to	21.167	54	1,144	1.16	0.60	to	0.60	22.71	to	22.71
	2018	17.250	to	17.250	48	828	0.21	0.60	to	0.60	(15.05)	to	(15.05)
Fidelity Real Estate
	2022	16.389	to	16.389	278	4,559	1.34	0.60	to	0.60	(27.94)	to	(27.94)
	2021	22.745	to	22.745	276	6,299	1.17	0.60	to	0.60	38.16	to	38.16
	2020	16.463	to	16.463	277	4,564	2.18	0.60	to	0.60	(7.10)	to	(7.10)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Real Estate (continued)
	2019	$17.722	to	$17.722	271	$4,819	1.68%	0.60%	to	0.60%	22.48%	to	22.48%
	2018	14.469	to	14.469	275	3,980	1.98	0.60	to	0.60	(6.79)	to	(6.79)
Fidelity Strategic Income
	2022	12.746	to	12.746	5,038	64,210	3.70	0.60	to	0.60	(11.79)	to	(11.79)
	2021	14.449	to	14.449	5,038	72,792	2.53	0.60	to	0.60	3.12	to	3.12
	2020	14.012	to	14.012	6,029	84,476	2.37	0.60	to	0.60	6.87	to	6.87
	2019	13.111	to	13.111	13,351	175,049	3.34	0.60	to	0.60	10.22	to	10.22
	2018	11.895	to	11.895	13,329	158,537	3.60	0.60	to	0.60	(3.15)	to	(3.15)
Fidelity Technology[1]
	2022	57.496	to	57.496	—	—	—	0.60	to	0.60	(23.51)	to	(23.51)
	2021	75.165	to	75.165	—	—	—	0.60	to	0.60	27.40	to	27.40
	2020	59.001	to	59.001	—	—	—	0.60	to	0.60	63.96	to	63.96
	2019	35.984	to	35.984	—	—	—	0.60	to	0.60	50.42	to	50.42
	2018	23.922	to	23.922	—	—	—	0.60	to	0.60	(8.18)	to	(8.18)
Franklin Income VIP Fund - Class 1
	2022	15.997	to	15.997	221	3,535	5.05	0.60	to	0.60	(5.81)	to	(5.81)
	2021	16.983	to	16.983	368	6,251	4.76	0.60	to	0.60	16.31	to	16.31
	2020	14.602	to	14.602	517	7,554	5.98	0.60	to	0.60	0.36	to	0.36
	2019	14.549	to	14.549	704	10,243	5.47	0.60	to	0.60	15.73	to	15.73
	2018	12.572	to	12.572	898	11,291	6.27	0.60	to	0.60	(4.67)	to	(4.67)
Franklin Income VIP Fund - Class 2
	2022	21.644	to	21.644	6,126	132,587	4.97	1.25	to	1.25	(6.65)	to	(6.65)
	2021	23.185	to	23.185	7,069	163,891	4.67	1.25	to	1.25	15.30	to	15.30
	2020	20.108	to	20.108	7,306	146,896	5.76	1.25	to	1.25	(0.55)	to	(0.55)
	2019	20.220	to	20.220	7,652	154,718	5.35	1.25	to	1.25	14.61	to	14.61
	2018	17.642	to	17.642	7,731	136,385	4.98	1.25	to	1.25	(5.50)	to	(5.50)
Franklin Mutual Global Discovery VIP Fund - Class 1
	2022	20.232	to	20.232	578	11,688	1.68	0.60	to	0.60	(5.09)	to	(5.09)
	2021	21.317	to	21.317	608	12,950	2.45	0.60	to	0.60	18.72	to	18.72
	2020	17.956	to	17.956	893	16,036	2.76	0.60	to	0.60	(4.79)	to	(4.79)
	2019	18.860	to	18.860	763	14,386	0.75	0.60	to	0.60	23.96	to	23.96
	2018	15.214	to	15.214	3,757	57,161	2.69	0.60	to	0.60	(11.54)	to	(11.54)
Franklin Mutual Shares VIP Fund - Class 1
	2022	20.489	to	20.489	9,116	186,788	1.51	0.60	to	0.60	(7.71)	to	(7.71)
	2021	22.201	to	22.201	21,873	485,600	3.36	0.60	to	0.60	18.81	to	18.81
	2020	18.686	to	18.686	17,884	334,188	3.11	0.60	to	0.60	(5.42)	to	(5.42)
	2019	19.757	to	19.757	17,981	355,236	2.67	0.60	to	0.60	22.19	to	22.19
	2018	16.169	to	16.169	6,909	111,709	2.66	0.60	to	0.60	(9.41)	to	(9.41)
Franklin Mutual Shares VIP Fund - Class 2
	2022	24.106	to	24.106	4,708	113,493	1.83	1.25	to	1.25	(8.58)	to	(8.58)
	2021	26.368	to	26.368	4,955	130,654	2.90	1.25	to	1.25	17.69	to	17.69
	2020	22.405	to	22.405	5,087	113,965	2.84	1.25	to	1.25	(6.22)	to	(6.22)
	2019	23.892	to	23.892	5,135	122,686	1.85	1.25	to	1.25	21.05	to	21.05
	2018	19.737	to	19.737	5,209	102,802	2.36	1.25	to	1.25	(10.20)	to	(10.20)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Rising Dividends VIP Fund - Class 1
	2022	$31.651	to	$31.651	8,761	$277,306	0.87%	0.60%	to	0.60%	(10.88)%	to	(10.88)%
	2021	35.515	to	35.515	15,639	555,416	1.09	0.60	to	0.60	26.34	to	26.34
	2020	28.111	to	28.111	12,088	339,791	1.47	0.60	to	0.60	15.54	to	15.54
	2019	24.331	to	24.331	12,090	294,156	2.07	0.60	to	0.60	28.81	to	28.81
	2018	18.889	to	18.889	2,907	54,906	1.72	0.60	to	0.60	(5.42)	to	(5.42)
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2022	21.522	to	21.522	4,150	89,333	—	1.25	to	1.25	(34.51)	to	(34.51)
	2021	32.865	to	32.865	5,551	182,443	—	1.25	to	1.25	8.65	to	8.65
	2020	30.249	to	30.249	11,089	335,453	—	1.25	to	1.25	53.17	to	53.17
	2019	19.749	to	19.749	13,082	258,358	—	1.25	to	1.25	29.80	to	29.80
	2018	15.215	to	15.215	16,959	258,027	—	1.25	to	1.25	(6.55)	to	(6.55)
Franklin Strategic Income VIP Fund - Class 1
	2022	11.858	to	11.858	16,879	200,156	4.38	0.60	to	0.60	(11.00)	to	(11.00)
	2021	13.323	to	13.323	17,052	227,177	3.54	0.60	to	0.60	1.67	to	1.67
	2020	13.104	to	13.104	18,432	241,530	5.05	0.60	to	0.60	3.14	to	3.14
	2019	12.705	to	12.705	18,947	240,735	5.37	0.60	to	0.60	7.75	to	7.75
	2018	11.791	to	11.791	19,358	228,249	2.89	0.60	to	0.60	(2.50)	to	(2.50)
Franklin U.S. Government Securities VIP Fund - Class 1
	2022	9.771	to	9.771	1,776	17,357	2.76	0.60	to	0.60	(10.04)	to	(10.04)
	2021	10.861	to	10.861	4,568	49,611	2.64	0.60	to	0.60	(2.21)	to	(2.21)
	2020	11.106	to	11.106	4,317	47,943	3.65	0.60	to	0.60	3.46	to	3.46
	2019	10.735	to	10.735	4,304	46,196	3.08	0.60	to	0.60	4.84	to	4.84
	2018	10.239	to	10.239	4,283	43,855	2.92	0.60	to	0.60	(0.01)	to	(0.01)
Franklin U.S. Government Securities VIP Fund - Class 2
	2022	14.811	to	14.811	2,617	38,756	2.45	1.25	to	1.25	(10.87)	to	(10.87)
	2021	16.618	to	16.618	3,298	54,803	2.78	1.25	to	1.25	(3.05)	to	(3.05)
	2020	17.140	to	17.140	4,551	77,997	3.43	1.25	to	1.25	2.54	to	2.54
	2019	16.715	to	16.715	4,883	81,627	2.57	1.25	to	1.25	3.92	to	3.92
	2018	16.084	to	16.084	8,797	141,486	2.59	1.25	to	1.25	(0.92)	to	(0.92)
Invesco American Franchise Fund I
	2022	22.723	to	22.723	4,900	111,346	—	1.25	to	1.25	(31.97)	to	(31.97)
	2021	33.401	to	33.401	5,053	168,783	—	1.25	to	1.25	10.54	to	10.54
	2020	30.217	to	30.217	7,440	224,809	0.07	1.25	to	1.25	40.58	to	40.58
	2019	21.494	to	21.494	9,380	201,603	—	1.25	to	1.25	35.06	to	35.06
	2018	15.914	to	15.914	11,227	178,674	—	1.25	to	1.25	(4.83)	to	(4.83)
Invesco Balanced-Risk Allocation I1
	2022	14.584	to	14.584	—	—	—	0.60	to	0.60	(4.92)	to	(4.92)
	2021	15.339	to	15.339	—	—	—	0.60	to	0.60	8.89	to	8.89
	2020	14.087	to	14.087	—	—	—	0.60	to	0.60	9.57	to	9.57
	2019	12.857	to	12.857	—	—	—	0.60	to	0.60	14.52	to	14.52
	2018	11.227	to	11.227	—	—	1.68	0.60	to	0.60	(7.02)	to	(7.02)
Invesco Comstock[1]
	2022	29.309	to	29.309	—	—	—	0.60	to	0.60	(1.42)	to	(1.42)
	2021	29.732	to	29.732	—	—	—	0.60	to	0.60	32.56	to	32.56

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco Comstock[1] (continued)
	2020	$22.429	to	$22.429	—	$—	—%	0.60%	to	0.60%	(1.45)%	to	(1.45)%
	2019	22.758	to	22.758	—	—	—	0.60	to	0.60	24.55	to	24.55
	2018	18.272	to	18.272	—	—	—	0.60	to	0.60	(12.69)	to	(12.69)
Invesco Discovery Mid Cap Growth Fund II1
	2022	25.402	to	25.402	—	—	—	1.25	to	1.25	(25.93)	to	(25.93)
	2021	34.295	to	34.295	—	—	—	1.25	to	1.25	17.32	to	17.32
	2020	29.233	to	29.233	—	—	—	1.25	to	1.25	46.68	to	46.68
Invesco EQV International Equity I1
	2022	16.444	to	33.688	9,862	162,162	1.74	0.60	to	1.25	(18.80)	to	(17.39)
	2021	20.250	to	40.778	9,862	199,692	1.28	0.60	to	1.25	5.25	to	4.57
	2020	19.239	to	38.995	9,862	189,720	2.45	0.60	to	1.25	13.32	to	12.58
	2019	16.978	to	34.638	9,862	167,430	1.60	0.60	to	1.25	27.80	to	26.98
	2018	13.285	to	27.279	9,862	131,007	2.00	0.60	to	1.25	(15.48)	to	(16.04)
Invesco EQV International Equity II1
	2022	16.030	to	16.030	2,734	43,833	1.16	1.25	to	1.25	(19.52)	to	(19.52)
	2021	19.917	to	19.917	3,839	76,463	1.08	1.25	to	1.25	4.29	to	4.29
	2020	19.097	to	19.097	4,143	79,123	2.12	1.25	to	1.25	12.33	to	12.33
	2019	17.001	to	17.001	4,560	77,532	1.14	1.25	to	1.25	26.65	to	26.65
	2018	13.424	to	13.424	7,165	96,186	1.58	1.25	to	1.25	(16.27)	to	(16.27)
Invesco Global Real Estate
	2022	13.841	to	33.169	2,150	67,468	2.04	0.60	to	1.25	(25.39)	to	(25.87)
	2021	18.550	to	44.742	7,487	191,009	2.05	0.60	to	1.25	24.96	to	24.15
	2020	14.845	to	36.039	12,833	248,936	4.51	0.60	to	1.25	(12.84)	to	(13.41)
	2019	17.032	to	41.619	24,111	504,695	4.28	0.60	to	1.25	22.26	to	21.47
	2018	13.931	to	34.262	27,119	469,659	3.60	0.60	to	1.25	(6.72)	to	(7.32)
Invesco Main Street Mid Cap Fund[1]
	2022	22.397	to	22.397	—	—	—	0.60	to	0.60	(12.20)	to	(12.20)
	2021	25.509	to	25.509	—	—	—	0.60	to	0.60	22.51	to	22.51
	2020	20.822	to	20.822	—	—	—	0.60	to	0.60	8.59	to	8.59
	2019	19.174	to	19.174	—	—	—	0.60	to	0.60	24.52	to	24.52
	2018	15.398	to	15.398	378	5,823	—	0.60	to	0.60	(11.88)	to	(11.88)
Invesco Small Cap Equity I1
	2022	24.236	to	24.236	—	—	—	0.60	to	0.60	(18.51)	to	(18.51)
	2021	29.741	to	29.741	—	—	—	0.60	to	0.60	19.68	to	19.68
	2020	24.85	to	24.85	—	—	—	0.60	to	0.60	26.48	to	26.48
	2019	19.647	to	19.647	—	—	—	0.60	to	0.60	25.85	to	25.85
	2018	15.612	to	15.612	—	—	—	0.60	to	0.60	(15.59)	to	(15.59)
Janus Henderson Enterprise Portfolio
	2022	35.844	to	35.844	407	14,608	0.20	0.60	to	0.60	(16.44)	to	(16.44)
	2021	42.897	to	42.897	407	17,480	0.35	0.60	to	0.60	16.13	to	16.13
	2020	36.938	to	36.938	823	30,391	0.11	0.60	to	0.60	18.76	to	18.76
	2019	31.103	to	31.103	823	25,594	0.02	0.60	to	0.60	34.67	to	34.67
	2018	23.095	to	23.095	30,583	706,323	0.24	0.60	to	0.60	(1.02)	to	(1.02)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Janus Henderson Flexible Bond
	2022	$11.113	to	$11.113	18,080	$200,927	2.49%	0.60%	to	0.60%	(14.18)%	to	(14.18)%
	2021	12.949	to	12.949	18,267	236,529	1.83	0.60	to	0.60	(1.49)	to	(1.49)
	2020	13.145	to	13.145	28,107	369,471	2.92	0.60	to	0.60	9.83	to	9.83
	2019	11.969	to	11.969	28,670	343,154	3.17	0.60	to	0.60	8.92	to	8.92
	2018	10.989	to	10.989	39,478	433,836	3.08	0.60	to	0.60	(1.60)	to	(1.60)
Janus Henderson Mid Cap Value Portfolio
	2022	23.085	to	23.085	137	3,155	0.13	0.60	to	0.60	(6.12)	to	(6.12)
	2021	24.591	to	24.591	4,405	108,334	0.45	0.60	to	0.60	19.01	to	19.01
	2020	20.663	to	20.663	4,580	94,637	1.02	0.60	to	0.60	(1.52)	to	(1.52)
	2019	20.981	to	20.981	8,547	179,319	1.17	0.60	to	0.60	29.58	to	29.58
	2018	16.192	to	16.192	8,839	143,124	1.07	0.60	to	0.60	(14.16)	to	(14.16)
Janus Henderson Overseas Portfolio[1]
	2022	15.766	to	15.766	—	—	—	0.60	to	0.60	(9.61)	to	(9.61)
	2021	17.443	to	17.443	—	—	—	0.60	to	0.60	12.90	to	12.90
	2020	15.450	to	15.450	—	—	—	0.60	to	0.60	15.61	to	15.61
	2019	13.364	to	13.364	—	—	—	0.60	to	0.60	26.25	to	26.25
	2018	10.585	to	10.585	—	—	—	0.60	to	0.60	(15.46)	to	(15.46)
JP Morgan Insurance Trust Mid Cap Value I
	2022	26.717	to	51.089	8,123	277,729	0.96	0.60	to	1.25	(8.71)	to	(9.30)
	2021	29.265	to	56.326	8,763	328,035	0.99	0.60	to	1.25	29.11	to	28.27
	2020	22.667	to	43.911	12,383	366,286	1.44	0.60	to	1.25	(0.23)	to	(0.88)
	2019	22.719	to	44.300	13,469	399,535	0.98	0.60	to	1.25	26.00	to	25.19
	2018	18.031	to	35.387	53,361	1,045,289	0.96	0.60	to	1.25	(12.36)	to	(12.94)
JP Morgan Insurance Trust U.S. Equity I
	2022	30.005	to	30.005	1,399	41,981	0.53	1.25	to	1.25	(19.70)	to	(19.70)
	2021	37.367	to	37.367	1,475	55,123	0.73	1.25	to	1.25	27.74	to	27.74
	2020	29.253	to	29.253	1,541	45,084	0.82	1.25	to	1.25	23.70	to	23.70
	2019	23.648	to	23.648	2,431	57,494	0.85	1.25	to	1.25	30.12	to	30.12
	2018	18.174	to	18.174	2,557	46,463	0.82	1.25	to	1.25	(7.34)	to	(7.34)
LVIP Delaware SMID Cap Core
	2022	26.179	to	26.179	4,937	129,239	0.46	0.60	to	0.60	(14.25)	to	(14.25)
	2021	30.528	to	30.528	4,937	150,709	0.97	0.60	to	0.60	22.44	to	22.44
	2020	24.933	to	24.933	6,828	170,239	0.52	0.60	to	0.60	10.42	to	10.42
	2019	22.580	to	22.580	8,547	192,997	0.46	0.60	to	0.60	28.85	to	28.85
	2018	17.524	to	17.524	14,912	261,322	0.17	0.60	to	0.60	(12.65)	to	(12.65)
Merger VL
	2022	12.832	to	12.832	2,475	31,762	1.55	0.60	to	0.60	0.28	to	0.28
	2021	12.796	to	12.796	2,475	31,660	—	0.60	to	0.60	0.48	to	0.48
	2020	12.735	to	12.735	2,475	31,510	—	0.60	to	0.60	6.74	to	6.74
	2019	11.931	to	11.931	2,475	29,521	1.04	0.60	to	0.60	5.53	to	5.53
	2018	11.306	to	11.306	2,475	27,973	0.70	0.60	to	0.60	6.45	to	6.45
MFS Growth Series[1]
	2022	34.560	to	34.560	—	—	—	0.60	to	0.60	(32.04)	to	(32.04)
	2021	50.857	to	50.857	4,263	216,795	—	0.60	to	0.60	22.80	to	22.80

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
MFS Growth Series[1] (continued)
	2020	$41.416	to	$41.416	4,437	$183,775	—%	0.60%	to	0.60%	31.07%	to	31.07%
	2019	31.599	to	31.599	4,679	147,847	—	0.60	to	0.60	37.32	to	37.32
	2018	23.011	to	23.011	4,692	107,976	0.11	0.60	to	0.60	2.05	to	2.05
MFS International Growth Portfolio
	2022	19.889	to	19.889	376	7,470	0.61	0.60	to	0.60	(15.46)	to	(15.46)
	2021	23.526	to	23.526	376	8,835	0.51	0.60	to	0.60	8.61	to	8.61
	2020	21.661	to	21.661	376	8,135	1.45	0.60	to	0.60	15.14	to	15.14
	2019	18.812	to	18.812	376	7,064	0.08	0.60	to	0.60	26.54	to	26.54
	2018	14.867	to	14.867	20,455	304,091	1.02	0.60	to	0.60	(9.56)	to	(9.56)
MFS International Intrinsic Value Portfolio
	2022	22.616	to	22.616	12,631	285,667	0.64	0.60	to	0.60	(24.02)	to	(24.02)
	2021	29.764	to	29.764	22,803	678,705	0.24	0.60	to	0.60	9.90	to	9.90
	2020	27.084	to	27.084	4,099	111,011	0.88	0.60	to	0.60	19.80	to	19.80
	2019	22.607	to	22.607	7,277	164,521	0.88	0.60	to	0.60	25.18	to	25.18
	2018	18.059	to	18.059	37,715	681,075	1.07	0.60	to	0.60	(10.03)	to	(10.03)
MFS New Discovery Series
	2022	27.030	to	27.030	454	12,285	—	0.60	to	0.60	(30.18)	to	(30.18)
	2021	38.713	to	38.713	454	17,598	—	0.60	to	0.60	1.19	to	1.19
	2020	38.257	to	38.257	454	17,394	—	0.60	to	0.60	45.02	to	45.02
	2019	26.381	to	26.381	454	11,995	—	0.60	to	0.60	40.85	to	40.85
	2018	18.730	to	18.730	290	5,441	—	0.60	to	0.60	(2.07)	to	(2.07)
MFS Utilities Series
	2022	23.910	to	23.910	3,318	79,339	2.52	0.60	to	0.60	0.15	to	0.15
	2021	23.873	to	23.873	4,186	99,936	1.76	0.60	to	0.60	13.41	to	13.41
	2020	21.050	to	21.050	4,133	87,012	2.51	0.60	to	0.60	5.27	to	5.27
	2019	19.997	to	19.997	4,082	81,626	4.03	0.60	to	0.60	24.32	to	24.32
	2018	16.085	to	16.085	4,255	68,436	1.08	0.60	to	0.60	0.45	to	0.45
PIMCO All Asset Institutional Class
	2022	14.452	to	14.452	1,101	15,912	7.21	0.60	to	0.60	(12.19)	to	(12.19)
	2021	16.458	to	16.458	23,346	384,216	11.11	0.60	to	0.60	15.72	to	15.72
	2020	14.222	to	14.222	23,758	337,900	4.89	0.60	to	0.60	7.52	to	7.52
	2019	13.227	to	13.227	54,880	725,915	2.94	0.60	to	0.60	11.24	to	11.24
	2018	11.890	to	11.890	74,969	891,397	3.20	0.60	to	0.60	(5.78)	to	(5.78)
PIMCO CommodityRealReturn Strat. Institutional Class
	2022	8.901	to	8.901	2,134	18,996	21.09	0.60	to	0.60	8.14	to	8.14
	2021	8.231	to	8.231	2,134	17,566	4.44	0.60	to	0.60	32.67	to	32.67
	2020	6.204	to	6.204	2,134	13,241	6.59	0.60	to	0.60	0.89	to	0.89
	2019	6.149	to	6.149	2,225	13,685	4.49	0.60	to	0.60	10.95	to	10.95
	2018	5.542	to	5.542	3,767	20,874	2.07	0.60	to	0.60	(14.55)	to	(14.55)
PIMCO Dynamic Bond - Institutional Class
	2022	11.534	to	11.534	651	7,500	2.09	0.60	to	0.60	(6.78)	to	(6.78)
	2021	12.373	to	12.373	10,999	136,082	2.23	0.60	to	0.60	0.83	to	0.83
	2020	12.271	to	12.271	14,587	178,985	2.92	0.60	to	0.60	4.35	to	4.35
	2019	11.760	to	11.760	16,358	192,366	4.58	0.60	to	0.60	4.46	to	4.46

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Dynamic Bond - Institutional Class (continued)
	2018	$11.258	to	$11.258	16,387	$184,472	2.96%	0.60%	to	0.60%	0.58%	to	0.58%
PIMCO Emerging Markets Bond Institutional Class
	2022	11.560	to	11.560	1,951	22,545	4.80	0.60	to	0.60	(16.09)	to	(16.09)
	2021	13.776	to	13.776	11,167	153,846	4.63	0.60	to	0.60	(3.00)	to	(3.00)
	2020	14.202	to	14.202	13,320	189,187	4.75	0.60	to	0.60	6.22	to	6.22
	2019	13.370	to	13.370	33,260	444,675	4.57	0.60	to	0.60	14.26	to	14.26
	2018	11.701	to	11.701	51,034	597,174	4.36	0.60	to	0.60	(5.16)	to	(5.16)
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2022	9.488	to	9.488	128	1,218	1.41	0.60	to	0.60	(11.40)	to	(11.40)
	2021	10.709	to	10.709	22,026	235,870	5.12	0.60	to	0.60	(4.59)	to	(4.59)
	2020	11.224	to	11.224	22,792	255,817	2.62	0.60	to	0.60	9.62	to	9.62
	2019	10.239	to	10.239	22,862	234,078	2.60	0.60	to	0.60	5.65	to	5.65
	2018	9.691	to	9.691	22,921	222,142	7.27	0.60	to	0.60	(4.63)	to	(4.63)
PIMCO Low Duration Institutional Class
	2022	10.230	to	10.230	8,112	82,985	1.83	0.60	to	0.60	(6.16)	to	(6.16)
	2021	10.902	to	10.902	8,112	88,436	0.66	0.60	to	0.60	(1.38)	to	(1.38)
	2020	11.054	to	11.054	11,616	128,396	1.32	0.60	to	0.60	2.53	to	2.53
	2019	10.781	to	10.781	9,800	105,658	2.94	0.60	to	0.60	3.55	to	3.55
	2018	10.411	to	10.411	13,116	136,542	2.04	0.60	to	0.60	(0.11)	to	(0.11)
PIMCO Real Return Institutional Class
	2022	10.705	to	10.705	3,229	34,562	7.21	0.60	to	0.60	(12.30)	to	(12.30)
	2021	12.206	to	12.206	3,742	45,671	5.10	0.60	to	0.60	5.11	to	5.11
	2020	11.613	to	11.613	3,742	43,451	1.58	0.60	to	0.60	11.21	to	11.21
	2019	10.442	to	10.442	3,623	37,829	1.81	0.60	to	0.60	7.95	to	7.95
	2018	9.673	to	9.673	3,879	37,523	2.79	0.60	to	0.60	(2.65)	to	(2.65)
PIMCO StocksPLUS Global Portfolio Institutional Class
	2022	18.739	to	18.739	257	4,819	1.36	0.60	to	0.60	(19.00)	to	(19.00)
	2021	23.135	to	23.135	257	5,951	0.23	0.60	to	0.60	18.80	to	18.80
	2020	19.474	to	19.474	257	5,009	1.30	0.60	to	0.60	12.79	to	12.79
	2019	17.266	to	17.266	257	4,441	1.76	0.60	to	0.60	27.11	to	27.11
	2018	13.584	to	13.584	257	3,494	1.63	0.60	to	0.60	(11.15)	to	(11.15)
PIMCO Total Return Institutional Class
	2022	10.925	to	10.925	19,709	215,325	2.61	0.60	to	0.60	(14.69)	to	(14.69)
	2021	12.806	to	12.806	57,770	739,783	1.97	0.60	to	0.60	(1.71)	to	(1.71)
	2020	13.029	to	13.029	60,139	783,516	2.22	0.60	to	0.60	8.16	to	8.16
	2019	12.046	to	12.046	41,588	500,949	3.16	0.60	to	0.60	7.87	to	7.87
	2018	11.167	to	11.167	48,512	541,690	2.66	0.60	to	0.60	(0.98)	to	(0.98)
Pioneer Bond VCT Class I
	2022	40.361	to	40.361	24,732	998,197	2.42	1.25	to	1.25	(15.26)	to	(15.26)
	2021	47.631	to	47.631	29,202	1,390,932	2.21	1.25	to	1.25	(0.87)	to	(0.87)
	2020	48.049	to	48.049	30,459	1,463,519	3.03	1.25	to	1.25	7.35	to	7.35
	2019	44.758	to	44.758	36,087	1,615,137	3.26	1.25	to	1.25	7.92	to	7.92
	2018	41.474	to	41.474	38,648	1,602,842	3.29	1.25	to	1.25	(2.08)	to	(2.08)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer Equity Income VCT Class II
	2022	$30.605	to	$30.605	1,456	$44,574	1.55%	1.25%	to	1.25%	(9.08)%	to	(9.08)%
	2021	33.663	to	33.663	1,510	50,837	1.22	1.25	to	1.25	23.77	to	23.77
	2020	27.197	to	27.197	1,579	42,957	2.40	1.25	to	1.25	(1.50)	to	(1.50)
	2019	27.612	to	27.612	1,641	45,312	2.41	1.25	to	1.25	23.68	to	23.68
	2018	22.326	to	22.326	1,759	39,275	1.98	1.25	to	1.25	(9.91)	to	(9.91)
Pioneer Fund VCT Class I1
	2022	169.415	to	169.415	143,544	24,318,468	0.64	1.25	to	1.25	(20.49)	to	(20.49)
	2021	213.083	to	213.083	158,395	33,751,356	0.32	1.25	to	1.25	26.39	to	26.39
	2020	168.587	to	168.587	169,684	28,606,638	0.77	1.25	to	1.25	22.74	to	22.74
	2019	137.357	to	137.357	186,330	25,593,760	1.01	1.25	to	1.25	29.70	to	29.70
	2018	105.903	to	105.903	209,034	22,137,390	1.12	1.25	to	1.25	(2.74)	to	(2.74)
Pioneer High Yield VCT Class II
	2022	17.548	to	17.548	810	14,211	4.81	1.25	to	1.25	(12.54)	to	(12.54)
	2021	20.063	to	20.063	1,246	24,992	4.86	1.25	to	1.25	4.14	to	4.14
	2020	19.266	to	19.266	1,181	22,752	5.15	1.25	to	1.25	0.71	to	0.71
	2019	19.130	to	19.130	1,177	22,509	4.66	1.25	to	1.25	12.87	to	12.87
	2018	16.948	to	16.948	1,202	20,368	4.46	1.25	to	1.25	(5.15)	to	(5.15)
Pioneer Mid Cap Value VCT Class I
	2022	56.832	to	56.832	32,817	1,865,069	2.09	1.25	to	1.25	(6.81)	to	(6.81)
	2021	60.985	to	60.985	34,554	2,107,263	0.96	1.25	to	1.25	28.06	to	28.06
	2020	47.622	to	47.622	37,748	1,797,639	1.23	1.25	to	1.25	0.87	to	0.87
	2019	47.212	to	47.212	44,274	2,090,266	1.36	1.25	to	1.25	26.84	to	26.84
	2018	37.221	to	37.221	56,319	2,096,270	0.71	1.25	to	1.25	(20.35)	to	(20.35)
Pioneer Select Mid Cap Growth VCT Class I
	2022	129.908	to	129.908	88,477	11,493,891	—	1.25	to	1.25	(31.91)	to	(31.91)
	2021	190.800	to	190.800	97,623	18,626,372	—	1.25	to	1.25	6.73	to	6.73
	2020	178.775	to	178.775	109,691	19,609,952	—	1.25	to	1.25	37.44	to	37.44
	2019	130.071	to	130.071	129,751	16,876,839	—	1.25	to	1.25	31.43	to	31.43
	2018	98.967	to	98.967	143,803	14,231,742	—	1.25	to	1.25	(7.65)	to	(7.65)
Pioneer Strategic Income VCT Class I
	2022	12.175	to	12.175	5,509	67,070	3.15	0.60	to	0.60	(13.21)	to	(13.21)
	2021	14.028	to	14.028	5,509	77,281	3.28	0.60	to	0.60	1.37	to	1.37
	2020	13.838	to	13.838	5,509	76,234	3.52	0.60	to	0.60	6.88	to	6.88
	2019	12.947	to	12.947	5,856	75,814	3.31	0.60	to	0.60	9.34	to	9.34
	2018	11.841	to	11.841	48,811	577,963	3.24	0.60	to	0.60	(2.37)	to	(2.37)
Pioneer Strategic Income VCT Class II
	2022	15.912	to	15.912	2,741	43,609	2.87	1.25	to	1.25	(13.92)	to	(13.92)
	2021	18.486	to	18.486	3,864	71,430	3.04	1.25	to	1.25	0.47	to	0.47
	2020	18.400	to	18.400	4,012	73,810	3.27	1.25	to	1.25	6.04	to	6.04
	2019	17.352	to	17.352	5,929	102,881	3.10	1.25	to	1.25	8.16	to	8.16
	2018	16.043	to	16.043	6,202	99,496	2.99	1.25	to	1.25	(3.16)	to	(3.16)
Royce Capital Micro-Cap[1]
	2022	17.628	to	17.628	—	—	—	0.60	to	0.60	(22.90)	to	(22.90)
	2021	22.863	to	22.863	259	5,924	—	0.60	to	0.60	29.20	to	29.20

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Royce Capital Micro-Cap[1] (continued)
	2020	$17.696	to	$17.696	226	$4,002	—%	0.60%	to	0.60%	23.05%	to	23.05%
	2019	14.381	to	14.381	169	2,438	—	0.60	to	0.60	18.84	to	18.84
	2018	12.101	to	12.101	115	1,395	—	0.60	to	0.60	(9.59)	to	(9.59)
Royce Capital Small-Cap
	2022	19.206	to	19.206	1,692	32,498	0.39	0.60	to	0.60	(9.74)	to	(9.74)
	2021	21.278	to	21.278	1,729	36,784	1.43	0.60	to	0.60	28.05	to	28.05
	2020	16.617	to	16.617	1,884	31,315	1.08	0.60	to	0.60	(7.71)	to	(7.71)
	2019	18.005	to	18.005	1,652	29,752	0.60	0.60	to	0.60	17.96	to	17.96
	2018	15.264	to	15.264	3,174	48,445	0.65	0.60	to	0.60	(8.89)	to	(8.89)
T. Rowe Price All-Cap Opportunities Portfolio
	2022	42.075	to	42.075	13,472	566,852	—	0.60	to	0.60	(21.98)	to	(21.98)
	2021	53.928	to	53.928	13,942	751,860	—	0.60	to	0.60	20.07	to	20.07
	2020	44.912	to	44.912	27,459	1,233,246	—	0.60	to	0.60	43.51	to	43.51
	2019	31.295	to	31.295	31,486	985,374	0.42	0.60	to	0.60	34.12	to	34.12
	2018	23.334	to	23.334	31,470	734,304	0.16	0.60	to	0.60	0.55	to	0.55
T. Rowe Price Blue Chip Growth
	2022	29.875	to	29.875	13,703	409,373	—	0.60	to	0.60	(38.87)	to	(38.87)
	2021	48.872	to	48.872	21,979	1,074,154	—	0.60	to	0.60	16.92	to	16.92
	2020	41.800	to	41.800	22,197	927,816	—	0.60	to	0.60	33.48	to	33.48
	2019	31.316	to	31.316	23,592	738,828	—	0.60	to	0.60	29.11	to	29.11
	2018	24.255	to	24.255	33,521	813,068	—	0.60	to	0.60	1.30	to	1.30
T. Rowe Price Equity Income Portfolio
	2022	26.179	to	26.179	13,178	345,002	1.79	0.60	to	0.60	(3.92)	to	(3.92)
	2021	27.247	to	27.247	20,302	553,188	1.57	0.60	to	0.60	24.80	to	24.80
	2020	21.833	to	21.833	20,784	453,780	2.33	0.60	to	0.60	0.58	to	0.58
	2019	21.708	to	21.708	24,756	537,391	2.39	0.60	to	0.60	25.65	to	25.65
	2018	17.277	to	17.277	24,699	426,739	1.99	0.60	to	0.60	(10.05)	to	(10.05)
T. Rowe Price Health Sciences Portfolio
	2022	43.953	to	43.953	14,828	651,742	—	0.60	to	0.60	(13.00)	to	(13.00)
	2021	50.518	to	50.518	17,686	893,481	—	0.60	to	0.60	12.42	to	12.42
	2020	44.935	to	44.935	19,479	875,281	—	0.60	to	0.60	28.85	to	28.85
	2019	34.875	to	34.875	24,722	862,191	—	0.60	to	0.60	28.17	to	28.17
	2018	27.209	to	27.209	24,942	678,664	—	0.60	to	0.60	0.50	to	0.50
T. Rowe Price International Stock Portfolio
	2022	16.767	to	16.767	14,321	240,120	0.79	0.60	to	0.60	(16.32)	to	(16.32)
	2021	20.037	to	20.037	14,366	287,847	0.54	0.60	to	0.60	0.72	to	0.72
	2020	19.894	to	19.894	15,945	317,225	0.59	0.60	to	0.60	13.76	to	13.76
	2019	17.487	to	17.487	16,240	283,999	2.46	0.60	to	0.60	27.00	to	27.00
	2018	13.769	to	13.769	16,279	224,140	1.36	0.60	to	0.60	(14.72)	to	(14.72)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Developing Markets VIP Fund - Class 1[1]
	2022	$12.577	to	$12.577	—	$—	—%	0.60%	to	0.60%	(19.95)%	to	(19.95)%
	2021	15.712	to	15.712	—	—	1.32	0.60	to	0.60	(6.07)	to	(6.07)
	2020	16.728	to	16.728	4,705	78,707	4.13	0.60	to	0.60	16.69	to	16.69
	2019	14.336	to	14.336	15,754	225,845	1.25	0.60	to	0.60	26.16	to	26.16
	2018	11.363	to	11.363	15,491	176,029	1.13	0.60	to	0.60	(15.95)	to	(15.95)
Templeton Developing Markets VIP Fund - Class 2
	2022	22.867	to	22.867	1,083	24,761	2.73	1.25	to	1.25	(22.95)	to	(22.95)
	2021	29.679	to	29.679	1,000	29,680	0.87	1.25	to	1.25	(6.91)	to	(6.91)
	2020	31.882	to	31.882	1,065	33,955	2.92	1.25	to	1.25	15.73	to	15.73
	2019	27.549	to	27.549	5,487	151,155	0.99	1.25	to	1.25	25.12	to	25.12
	2018	22.018	to	22.018	5,594	123,169	0.87	1.25	to	1.25	(16.85)	to	(16.85)
Templeton Foreign VIP Fund - Class 1[1]
	2022	13.511	to	13.511	—	—	—	0.60	to	0.60	(7.16)	to	(7.16)
	2021	14.553	to	14.553	—	—	2.53	0.60	to	0.60	3.81	to	3.81
	2020	14.019	to	14.019	3,457	48,469	3.64	0.60	to	0.60	(1.50)	to	(1.50)
	2019	14.233	to	14.233	3,409	48,523	2.04	0.60	to	0.60	12.16	to	12.16
	2018	12.690	to	12.690	3,381	42,899	2.92	0.60	to	0.60	(15.78)	to	(15.78)
Templeton Global Bond VIP Fund - Class 1
	2022	9.886	to	9.886	2,701	26,700	—	0.60	to	0.60	(5.42)	to	(5.42)
	2021	10.452	to	10.452	11,512	120,320	—	0.60	to	0.60	(5.20)	to	(5.20)
	2020	11.025	to	11.025	11,019	121,478	8.23	0.60	to	0.60	(5.64)	to	(5.64)
	2019	11.684	to	11.684	13,126	153,363	7.04	0.60	to	0.60	1.64	to	1.64
	2018	11.495	to	11.495	13,469	154,824	—	0.60	to	0.60	1.60	to	1.60
Templeton Growth VIP Fund - Class 2
	2022	17.525	to	17.525	2,293	40,192	0.16	1.25	to	1.25	(12.60)	to	(12.60)
	2021	20.052	to	20.052	2,341	46,949	1.11	1.25	to	1.25	3.57	to	3.57
	2020	19.361	to	19.361	2,414	46,733	3.03	1.25	to	1.25	4.48	to	4.48
	2019	18.530	to	18.530	2,371	43,936	2.63	1.25	to	1.25	13.72	to	13.72
	2018	16.294	to	16.294	3,249	52,947	2.05	1.25	to	1.25	(15.91)	to	(15.91)
TVST Touchstone Bond Fund[1]
	2022	11.025	to	11.025	—	—	—	0.60	to	0.60	(9.93)	to	(9.93)
	2021	12.240	to	12.240	—	—	—	0.60	to	0.60	(1.80)	to	(1.80)
	2020	12.464	to	12.464	3,435	42,811	1.74	0.60	to	0.60	9.07	to	9.07
	2019	11.428	to	11.428	3,435	39,255	1.34	0.60	to	0.60	9.79	to	9.79
	2018	10.409	to	10.409	3,435	35,751	2.44	0.60	to	0.60	(2.46)	to	(2.46)
TVST Touchstone Common Stock Fund
	2022	30.999	to	30.999	2,073	64,250	0.42	0.60	to	0.60	(18.15)	to	(18.15)
	2021	37.872	to	37.872	2,073	78,496	0.56	0.60	to	0.60	27.08	to	27.08
	2020	29.801	to	29.801	2,263	67,449	0.65	0.60	to	0.60	22.94	to	22.94

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
TVST Touchstone Common Stock Fund (continued)
	2019	$24.241	to	$24.241	2,250	$54,543	0.58%	0.60%	to	0.60%	27.81%	to	27.81%
	2018	18.966	to	18.966	2,192	41,581	0.72	0.60	to	0.60	(8.60)	to	(8.60)
VanEck Global Resources Fund
	2022	10.976	to	10.976	24,829	272,520	1.25	0.60	to	0.60	7.75	to	7.75
	2021	10.187	to	10.187	52,005	529,760	0.48	0.60	to	0.60	18.21	to	18.21
	2020	8.618	to	8.618	34,326	295,809	0.94	0.60	to	0.60	18.41	to	18.41
	2019	7.278	to	7.278	34,341	249,951	—	0.60	to	0.60	11.20	to	11.20
	2018	6.545	to	6.545	35,358	231,432	—	0.60	to	0.60	(28.71)	to	(28.71)
Vanguard Balanced
	2022	22.501	to	22.501	19,769	444,828	2.24	0.60	to	0.60	(14.81)	to	(14.81)
	2021	26.414	to	26.414	59,675	1,576,232	2.19	0.60	to	0.60	18.31	to	18.31
	2020	22.327	to	22.327	87,161	1,946,053	1.85	0.60	to	0.60	10.02	to	10.02
	2019	20.294	to	20.294	32,818	665,981	2.79	0.60	to	0.60	21.75	to	21.75
	2018	16.668	to	16.668	36,075	601,296	3.04	0.60	to	0.60	(3.99)	to	(3.99)
Vanguard Capital Growth
	2022	37.654	to	37.654	1,934	72,825	1.02	0.60	to	0.60	(15.99)	to	(15.99)
	2021	44.821	to	44.821	2,720	121,929	0.97	0.60	to	0.60	20.81	to	20.81
	2020	37.099	to	37.099	3,401	126,158	1.32	0.60	to	0.60	16.77	to	16.77
	2019	31.771	to	31.771	2,618	83,188	2.80	0.60	to	0.60	25.74	to	25.74
	2018	25.267	to	25.267	23,258	587,656	0.84	0.60	to	0.60	(1.77)	to	(1.77)
Vanguard Equity Income
	2022	30.156	to	30.156	108,382	3,268,398	2.64	0.60	to	0.60	(1.26)	to	(1.26)
	2021	30.540	to	30.540	115,200	3,518,159	1.89	0.60	to	0.60	24.58	to	24.58
	2020	24.514	to	24.514	115,926	2,841,861	2.89	0.60	to	0.60	2.63	to	2.63
	2019	23.886	to	23.886	125,235	2,991,374	3.25	0.60	to	0.60	23.68	to	23.68
	2018	19.312	to	19.312	190,430	3,677,618	2.26	0.60	to	0.60	(6.53)	to	(6.53)
Vanguard Equity Index
	2022	32.436	to	32.436	6,356	206,146	1.27	0.60	to	0.60	(18.72)	to	(18.72)
	2021	39.905	to	39.905	4,304	171,770	1.29	0.60	to	0.60	27.78	to	27.78
	2020	31.229	to	31.229	7,576	236,602	1.67	0.60	to	0.60	17.50	to	17.50
	2019	26.579	to	26.579	14,566	387,153	2.02	0.60	to	0.60	30.51	to	30.51
	2018	20.365	to	20.365	17,097	348,170	2.29	0.60	to	0.60	(5.08)	to	(5.08)
Vanguard High Yield Bond
	2022	14.553	to	14.553	8,850	128,801	5.83	0.60	to	0.60	(9.91)	to	(9.91)
	2021	16.153	to	16.153	34,507	557,388	4.17	0.60	to	0.60	3.06	to	3.06
	2020	15.674	to	15.674	34,525	541,128	5.42	0.60	to	0.60	5.04	to	5.04
	2019	14.922	to	14.922	49,328	736,050	5.82	0.60	to	0.60	14.99	to	14.99
	2018	12.977	to	12.977	49,334	640,224	4.98	0.60	to	0.60	(3.32)	to	(3.32)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard International
	2022	$22.795	to	$22.795	7,369	$167,968	1.46%	0.60%	to	0.60%	(30.54)%	to	(30.54)%
	2021	32.817	to	32.817	13,006	426,814	0.27	0.60	to	0.60	(2.13)	to	(2.13)
	2020	33.531	to	33.531	13,016	436,433	0.73	0.60	to	0.60	56.64	to	56.64
	2019	21.407	to	21.407	5,607	120,023	1.48	0.60	to	0.60	30.44	to	30.44
	2018	16.412	to	16.412	6,125	100,528	1.21	0.60	to	0.60	(13.14)	to	(13.14)
Vanguard Mid-Cap Index
	2022	29.082	to	29.082	2,765	80,409	1.21	0.60	to	0.60	(19.31)	to	(19.31)
	2021	36.040	to	36.040	5,463	196,898	1.08	0.60	to	0.60	23.61	to	23.61
	2020	29.156	to	29.156	5,779	168,488	1.55	0.60	to	0.60	17.37	to	17.37
	2019	24.842	to	24.842	6,823	169,499	1.74	0.60	to	0.60	30.09	to	30.09
	2018	19.096	to	19.096	6,949	132,695	1.54	0.60	to	0.60	(9.87)	to	(9.87)
Vanguard Real Estate Index
	2022	18.277	to	18.277	14,418	263,509	2.25	0.60	to	0.60	(26.74)	to	(26.74)
	2021	24.947	to	24.947	31,449	784,549	2.10	0.60	to	0.60	39.37	to	39.37
	2020	17.900	to	17.900	36,385	651,293	2.60	0.60	to	0.60	(5.42)	to	(5.42)
	2019	18.926	to	18.926	43,512	823,494	2.83	0.60	to	0.60	28.03	to	28.03
	2018	14.782	to	14.782	53,904	796,789	3.13	0.60	to	0.60	(5.92)	to	(5.92)
Vanguard Short Term Investment Grade
	2022	11.080	to	11.080	40,747	451,472	2.36	0.60	to	0.60	(6.28)	to	(6.28)
	2021	11.823	to	11.823	62,961	744,383	1.84	0.60	to	0.60	(1.05)	to	(1.05)
	2020	11.948	to	11.948	150,996	1,804,135	2.86	0.60	to	0.60	4.86	to	4.86
	2019	11.394	to	11.394	281,236	3,204,418	2.64	0.60	to	0.60	5.06	to	5.06
	2018	10.845	to	10.845	288,183	3,125,367	1.89	0.60	to	0.60	0.44	to	0.44
Vanguard Small Company Growth
	2022	26.885	to	26.885	607	16,338	0.26	0.60	to	0.60	(25.80)	to	(25.80)
	2021	36.233	to	36.233	505	18,322	0.35	0.60	to	0.60	13.53	to	13.53
	2020	31.914	to	31.914	570	18,186	0.97	0.60	to	0.60	22.45	to	22.45
	2019	26.063	to	26.063	3,834	99,930	0.49	0.60	to	0.60	27.34	to	27.34
	2018	20.467	to	20.467	3,860	79,001	0.40	0.60	to	0.60	(7.82)	to	(7.82)
Vanguard Total Bond Market Index
	2022	10.451	to	10.451	32,250	337,043	2.16	0.60	to	0.60	(13.74)	to	(13.74)
	2021	12.115	to	12.115	33,538	406,296	2.58	0.60	to	0.60	(2.30)	to	(2.30)
	2020	12.400	to	12.400	70,395	872,932	2.60	0.60	to	0.60	6.93	to	6.93
	2019	11.596	to	11.596	51,137	592,974	5.11	0.60	to	0.60	8.02	to	8.02
	2018	10.735	to	10.735	169,748	1,822,174	2.10	0.60	to	0.60	(0.72)	to	(0.72)
Vanguard Total Stock Market Index
	2022	31.277	to	31.277	5,982	187,095	1.39	0.60	to	0.60	(20.07)	to	(20.07)
	2021	39.131	to	39.131	17,458	683,134	1.27	0.60	to	0.60	24.89	to	24.89
	2020	31.333	to	31.333	20,254	634,620	1.43	0.60	to	0.60	19.83	to	19.83

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Total Stock Market Index (continued)
	2019	$26.147	to	$26.147	17,210	$450,007	1.64%	0.60%	to	0.60%	29.97%	to	29.97%
	2018	20.118	to	20.118	17,155	345,127	1.52	0.60	to	0.60	(5.91)	to	(5.91)
Virtus Duff & Phelps Real Estate Securities Series I
	2022	16.845	to	16.845	336	5,677	1.32	0.60	to	0.60	(26.34)	to	(26.34)
	2021	22.870	to	22.870	336	7,705	1.06	0.60	to	0.60	45.99	to	45.99
	2020	15.665	to	15.665	336	5,288	1.31	0.60	to	0.60	(1.92)	to	(1.92)
	2019	15.972	to	15.972	336	5,380	3.01	0.60	to	0.60	27.01	to	27.01
	2018	12.575	to	12.575	156	1,960	1.91	0.60	to	0.60	(6.92)	to	(6.92)
Virtus KAR Small-Cap Growth Series I
	2022	37.951	to	37.951	1,013	38,463	—	0.60	to	0.60	(30.56)	to	(30.56)
	2021	54.655	to	54.655	1,013	55,392	—	0.60	to	0.60	4.58	to	4.58
	2020	52.260	to	52.260	1,462	76,392	—	0.60	to	0.60	44.15	to	44.15
	2019	36.253	to	36.253	1,502	54,444	—	0.60	to	0.60	36.84	to	36.84
	2018	26.493	to	26.493	1,963	51,996	—	0.60	to	0.60	11.28	to	11.28
Virtus Newfleet Multi-Sector Intermediate Bond Series I1
	2022	12.205	to	12.205	—	—	—	0.60	to	0.60	(6.36)	to	(6.36)
	2021	13.034	to	13.034	—	—	—	0.60	to	0.60	0.69	to	0.69
	2020	12.945	to	12.945	—	—	—	0.60	to	0.60	6.14	to	6.14
	2019	12.196	to	12.196	—	—	—	0.60	to	0.60	10.22	to	10.22
	2018	11.065	to	11.065	4,142	45,832	4.30	0.60	to	0.60	(3.10)	to	(3.10)
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2022	43.795	to	43.795	—	—	—	1.25	to	1.25	(6.03)	to	(6.03)
	2021	46.606	to	46.606	—	—	—	1.25	to	1.25	19.07	to	19.07
	2020	39.142	to	39.142	—	—	2.53	1.25	to	1.25	(2.32)	to	(2.32)
	2019	40.072	to	40.072	19	751	2.53	1.25	to	1.25	19.90	to	19.90
	2018	33.420	to	33.420	20	661	4.50	1.25	to	1.25	(10.25)	to	(10.25)
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2022	29.539	to	29.539	661	19,537	—	1.25	to	1.25	(26.81)	to	(26.81)
	2021	40.361	to	40.361	704	28,435	—	1.25	to	1.25	(10.96)	to	(10.96)
	2020	45.331	to	45.331	750	33,982	0.61	1.25	to	1.25	32.08	to	32.08
	2019	34.321	to	34.321	792	27,193	0.15	1.25	to	1.25	30.48	to	30.48
	2018	26.304	to	26.304	1,081	28,424	0.84	1.25	to	1.25	(17.63)	to	(17.63)
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 21, 2023, the date which the Separate Account's financial statements were available to be issued.